DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (12.0%)[a]	Value
Basic Materials (0.4%)
	Ball Metalpack Finco, LLC, Term Loan
$172,812	6.624%, (LIBOR 3M + 4.500%), 7/31/2025[b]	$162,012
	Big River Steel, LLC, Term Loan
725,200	7.104%, (LIBOR 3M + 5.000%), 8/23/2023[b,c]	717,948
	Chemours Company, Term Loan
571,300	3.800%, (LIBOR 1M + 1.750%), 4/3/2025[b]	550,019
	Hexion, Inc., Term Loan
385,000	5.820%, (LIBOR 3M + 3.500%), 7/1/2026[b]	383,556
	Momentive Performance Materials USA, LLC, Term Loan
621,443	5.300%, (LIBOR 1M + 3.250%), 5/15/2024[b]	616,782
	Peabody Energy Corporation, Term Loan
807,700	4.794%, (LIBOR 1M + 2.750%), 3/31/2025[b]	748,132
	Pixelle Specialty Solutions, LLC, Term Loan
977,612	8.044%, (LIBOR 1M + 6.000%), 10/31/2024[b]	964,170
	Starfruit US Holdco, LLC, Term Loan
611,925	5.292%, (LIBOR 1M + 3.250%), 10/1/2025[b,d,e]	598,463

	Total	4,741,082

Capital Goods (0.9%)
	Advanced Disposal Services, Inc., Term Loan
380,790	4.197%, (LIBOR 1W + 2.250%), 11/10/2023[b]	381,791
	BWAY Holding Company, Term Loan
792,972	5.590%, (LIBOR 3M + 3.250%), 4/3/2024[b,d,e]	775,574
	Flex Acquisition Company, Inc. Term Loan
577,326	5.569%, (LIBOR 3M + 3.250%), 6/29/2025[b]	555,133
	GFL Environmental, Inc., Term Loan
1,963,966	5.044%, (LIBOR 1M + 3.000%), 5/31/2025[b]	1,946,428
	Natgasoline, LLC, Term Loan
789,038	5.813%, (LIBOR 3M + 3.500%), 11/14/2025[b,c]	787,065
	Navistar, Inc., Term Loan
1,324,825	5.530%, (LIBOR 1M + 3.500%), 11/6/2024[b]	1,316,956
	Sotera Health Holdings, LLC, Term Loan
549,098	5.044%, (LIBOR 1M + 3.000%), 5/15/2022[b]	542,234
	TransDigm, Inc., Term Loan
985,000	4.544%, (LIBOR 1M + 2.500%), 6/9/2023[b]	981,750
	Vertiv Group Corporation, Term Loan
1,913,229	6.044%, (LIBOR 1M + 4.000%), 11/15/2023[b]	1,817,568

	Total	9,104,499

Principal Amount	Bank Loans (12.0%)[a]	Value
Communications Services (2.9%)
	Altice France SA, Term Loan
$581,612	4.794%, (LIBOR 1M + 2.750%), 7/31/2025[b]	$566,525
	CenturyLink, Inc., Term Loan
3,164,099	4.794%, (LIBOR 1M + 2.750%), 1/31/2025[b]	3,141,254
	Charter Communications Operating, LLC, Term Loan
1,321,462	4.050%, (LIBOR 1M + 2.000%), 4/30/2025[b]	1,328,731
	CommScope Inc., Term Loan
1,680,000	5.294%, (LIBOR 1M + 3.250%), 4/4/2026[b]	1,672,507
	CSC Holdings, LLC, Term Loan
1,070,362	4.278%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,068,639
1,975,050	5.028%, (LIBOR 1M + 3.000%), 4/15/2027[b]	1,975,050
2,060,000	0.000%, (LIBOR 1M + 2.500%), 4/27/2029[b,d,e]	2,062,575
400,000	0.000%, (LIBOR 1M + 2.500%), 4/27/2029[b,d,e]	400,000
	Diamond Sports Group, LLC, Term Loan
1,650,000	5.300%, (LIBOR 1M + 3.250%), 8/24/2026[b]	1,658,250
	Entercom Media Corporation, Term Loan
976,270	4.804%, (LIBOR 1M + 2.750%), 11/17/2024[b]	976,515
	Frontier Communications Corporation, Term Loan
1,636,137	5.800%, (LIBOR 1M + 3.750%), 6/15/2024[b]	1,630,885
	HCP Acquisition, LLC, Term Loan
1,261,529	5.044%, (LIBOR 1M + 3.000%), 5/16/2024[b]	1,259,321
	Intelsat Jackson Holdings SA, Term Loan
1,080,000	5.804%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,082,365
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,640,000	5.528%, (LIBOR 1M + 3.500%), 1/7/2022[b,c]	1,633,850
254,730	8.778%, (LIBOR 1M + 6.750%), 7/7/2023[b,c]	250,909
	Mediacom Illinois, LLC, Term Loan
598,388	3.680%, (LIBOR 1W + 1.750%), 2/15/2024[b]	599,135
	NEP Group, Inc., Term Loan
1,310,100	5.294%, (LIBOR 1M + 3.250%), 10/20/2025[b]	1,283,623
	SBA Senior Finance II, LLC, Term Loan
859,125	4.050%, (LIBOR 1M + 2.000%), 4/11/2025[b]	859,159
	Sprint Communications, Inc., Term Loan
2,388,750	4.563%, (LIBOR 1M + 2.500%), 2/3/2024[b]	2,370,094
1,210,850	5.063%, (LIBOR 1M + 3.000%), 2/3/2024[b]	1,206,685

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (12.0%)[a]	Value
Communications Services (2.9%) - continued
	TNS, Inc., Term Loan
$1,006,789	6.260%, (LIBOR 3M + 4.000%), 8/14/2022[b]	$991,939
	WideOpenWest Finance, LLC, Term Loan
1,002,540	5.294%, (LIBOR 1M + 3.250%), 8/19/2023[b]	966,198
	Windstream Services, LLC, Term Loan
715,000	4.550%, (LIBOR 1M + 2.500%), 2/26/2021[b]	715,000
367,183	10.000%, (PRIME + 5.000%), 3/30/2021[b,f]	372,154

	Total	30,071,363

Consumer Cyclical (1.9%)
	1011778 B.C., ULC, Term Loan
2,416,453	4.294%, (LIBOR 1M + 2.250%), 2/17/2024[b]	2,423,702
	Boyd Gaming Corporation, Term Loan
460,267	4.166%, (LIBOR 1W + 2.250%), 9/15/2023[b]	461,367
	Cengage Learning, Inc., Term Loan
1,581,817	6.294%, (LIBOR 1M + 4.250%), 6/7/2023[b]	1,493,504
	Eldorado Resorts, Inc., Term Loan
342,469	4.313%, (LIBOR 1M + 2.250%), 4/17/2024[b]	341,757
	Four Seasons Hotels, Ltd., Term Loan
1,006,882	4.044%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,011,221
	Golden Entertainment, Inc., Term Loan
1,799,725	5.060%, (LIBOR 1M + 3.000%), 10/20/2024[b,c]	1,804,224
	Golden Nugget, LLC, Term Loan
1,390,287	4.800%, (LIBOR 1M + 2.750%), 10/4/2023[b,d,e]	1,387,827
	IAA, Inc., Term Loan
413,700	4.313%, (LIBOR 1M + 2.250%), 6/28/2026[b]	415,251
	Men’s Warehouse, Inc., Term Loan
789,619	5.350%, (LIBOR 1M + 3.250%), 4/9/2025[b,c]	663,280
	Mohegan Gaming and Entertainment, Term Loan
1,511,514	6.044%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,396,684
	Scientific Games International, Inc., Term Loan
3,343,095	4.876%, (LIBOR 1M + 2.750%), 8/14/2024[b]	3,311,770
	Staples, Inc., Term Loan
448,875	6.623%, (LIBOR 3M + 4.500%), 9/12/2024[b]	442,892
1,356,600	7.123%, (LIBOR 3M + 5.000%), 4/12/2026[b]	1,336,536
	Stars Group Holdings BV, Term Loan
1,676,892	5.604%, (LIBOR 3M + 3.500%), 7/10/2025[b]	1,683,181
	Tenneco, Inc., Term Loan
595,500	5.044%, (LIBOR 1M + 3.000%), 10/1/2025[b]	558,281

Principal Amount	Bank Loans (12.0%)[a]	Value
Consumer Cyclical (1.9%) - continued
	Wyndham Hotels & Resorts, Inc., Term Loan
$693,000	3.794%, (LIBOR 1M + 1.750%), 5/30/2025[b]	$695,987

	Total	19,427,464

Consumer Non-Cyclical (2.2%)
	Air Medical Group Holdings, Inc., Term Loan
2,893,463	5.307%, (LIBOR 1M + 3.250%), 4/28/2022[b]	2,702,378
284,925	6.294%, (LIBOR 1M + 4.250%), 3/14/2025[b]	266,285
	Albertson’s LLC, Term Loan
2,445,000	4.794%, (LIBOR 1M + 2.750%), 8/17/2026[b,d,e]	2,459,401
	Amneal Pharmaceuticals, LLC, Term Loan
1,130,423	5.563%, (LIBOR 1M + 3.500%), 5/4/2025[b]	960,860
	Bausch Health Companies, Inc., Term Loan
1,916,412	5.039%, (LIBOR 1M + 3.000%), 6/1/2025[b]	1,923,407
	Chobani, LLC, Term Loan
984,940	5.544%, (LIBOR 1M + 3.500%), 10/7/2023[b]	975,711
	Endo International plc, Term Loan
2,622,584	6.313%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,382,460
	Energizer Holdings, Inc., Term Loan
579,675	4.375%, (LIBOR 1M + 2.250%), 1/2/2026[b]	579,316
	Grifols Worldwide Operations USA, Inc., Term Loan
989,625	4.197%, (LIBOR 1W + 2.250%), 1/31/2025[b]	994,385
	JBS USA LUX SA, Term Loan
1,114,400	4.544%, (LIBOR 1M + 2.500%), 5/1/2026[b]	1,119,047
	Libbey Glass, Inc., Term Loan
486,115	5.042%, (LIBOR 1M + 3.000%), 4/9/2021[b]	379,476
	Mallinckrodt International Finance SA, Term Loan
1,313,333	5.175%, (LIBOR 3M + 3.000%), 2/24/2025[b]	977,777
	McGraw-Hill Global Education Holdings, LLC, Term Loan
2,308,853	6.044%, (LIBOR 1M + 4.000%), 5/4/2022[b]	2,166,582
	MPH Acquisition Holdings, LLC, Term Loan
2,443,989	4.854%, (LIBOR 3M + 2.750%), 6/7/2023[b]	2,324,331
	Ortho-Clinical Diagnostics SA, Term Loan
1,411,350	5.563%, (LIBOR 3M + 3.250%), 6/1/2025[b]	1,363,011
	Plantronics, Inc., Term Loan
1,061,364	4.544%, (LIBOR 1M + 2.500%), 7/2/2025[b]	1,058,265

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (12.0%)[a]	Value
Consumer Non-Cyclical (2.2%) - continued
	R.R. Donnelly & Sons Company, Term Loan
$179,548	7.044%, (LIBOR 3M + 5.000%), 1/15/2024[b]	$179,997

	Total	22,812,689

Energy (0.9%)
	BCP Raptor II, LLC, Term Loan
309,225	6.794%, (LIBOR 1M + 4.750%), 12/19/2025[b]	277,013
	Calpine Corporation, Term Loan
1,053,005	4.610%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,055,027
	CONSOL Energy, Inc., Term Loan
791,025	6.550%, (LIBOR 1M + 4.500%), 9/28/2024[b]	783,115
	Consolidated Energy Finance SA, Term Loan
671,500	4.547%, (LIBOR 3M + 2.500%), 5/7/2025[b,c]	649,676
	Fieldwood Energy, LLC, Term Loan
795,000	7.506%, (LIBOR 3M + 5.250%), 4/11/2022[b]	687,230
	HFOTCO, LLC, Term Loan
1,777,500	4.800%, (LIBOR 1M + 2.750%), 6/26/2025[b]	1,771,954
	McDermott Technology (Americas), Inc., Term Loan
1,654,800	7.104%, (LIBOR 3M + 5.000%), 5/10/2025[b]	1,040,455
	Radiate Holdco, LLC, Term Loan
2,755,542	5.044%, (LIBOR 1M + 3.000%), 2/1/2024[b]	2,743,004

	Total	9,007,474

Financials (1.8%)
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,340,826	3.794%, (LIBOR 1M + 1.750%), 1/15/2025[b]	1,344,955
	Blackstone CQP Holdco, LP, Term Loan
658,350	5.656%, (LIBOR 3M + 3.500%), 6/20/2024[b]	660,819
	Cyxtera DC Holdings, Inc., Term Loan
278,588	5.040%, (LIBOR 1M + 3.000%), 5/1/2024[b]	250,330
175,000	9.300%, (LIBOR 1M + 7.250%), 5/1/2025[b]	142,480
	Digicel International Finance, Ltd., Term Loan
1,699,656	5.340%, (LIBOR 3M + 3.250%), 5/27/2024[b]	1,468,792
	Genworth Holdings, Inc., Term Loan
310,275	6.670%, (LIBOR 2M + 4.500%), 3/7/2023[b,c]	311,051
	GGP Nimbus, LLC, Term Loan
1,900,800	4.544%, (LIBOR 1M + 2.500%), 8/24/2025[b]	1,873,485
	Grizzly Finco, Term Loan
1,306,800	5.569%, (LIBOR 3M + 3.250%), 10/1/2025[b]	1,295,091

Principal Amount	Bank Loans (12.0%)[a]	Value
Financials (1.8%) - continued
	Harland Clarke Holdings Corporation, Term Loan
$1,454,135	6.854%, (LIBOR 3M + 4.750%), 11/3/2023[b]	$1,130,590
	Level 3 Parent, LLC, Term Loan
2,045,000	4.294%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,047,986
	MoneyGram International, Inc., Term Loan
742,140	8.044%, (LIBOR 1M + 6.000%), 6/30/2023[b,c]	697,612
	NCR Corporation, Delayed Draw
600,000	0.000%, (LIBOR 3M + 2.500%), 8/28/2026[b,d,e]	600,750
	NCR Corporation, Term Loan
525,000	0.000%, (LIBOR 3M + 2.500%), 8/28/2026[b,d,e]	525,656
	Sable International Finance, Ltd., Term Loan
2,672,107	5.294%, (LIBOR 2M + 3.250%), 1/31/2026[b]	2,681,379
	Trans Union, LLC, Term Loan
910,270	4.044%, (LIBOR 1M + 2.000%), 4/9/2023[b]	912,800
	Tronox Finance, LLC, Term Loan
2,439,847	4.817%, (LIBOR 1M + 2.750%), 9/22/2024[b]	2,437,676

	Total	18,381,452

Technology (0.8%)
	Clear Channel Outdoor Holdings, Inc., Term Loan
2,050,000	5.544%, (LIBOR 1M + 3.500%), 8/23/2026[b]	2,054,387
	Prime Security Services Borrower, LLC, Term Loan
2,500,000	0.000%, (LIBOR 1M + 3.250%), 9/23/2026[b,d,e]	2,472,275
	Rackspace Hosting, Inc., Term Loan
2,751,779	5.287%, (LIBOR 3M + 3.000%), 11/3/2023[b]	2,520,877
	SS&C Technologies Holdings Europe SARL, Term Loan
353,595	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	354,479
	SS&C Technologies, Inc., Term Loan
535,326	4.294%, (LIBOR 1M + 2.250%), 4/16/2025[b]	536,665

	Total	7,938,683

Utilities (0.2%)
	Core and Main, LP, Term Loan
840,038	4.863%, (LIBOR 1M + 2.750%), 8/1/2024[b]	832,167
	EnergySolutions, LLC, Term Loan
622,125	5.854%, (LIBOR 3M + 3.750%), 5/11/2025[b]	577,021
	Talen Energy Supply, LLC, Term Loan
530,000	5.792%, (LIBOR 1M + 3.750%), 7/8/2026[b]	528,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Bank Loans (12.0%)[a]	Value
Utilities (0.2%) - continued
	TerraForm Power Operating, LLC, Term Loan
$571,278	4.044%, (LIBOR 1M + 2.000%), 11/8/2022[b,c]	$571,992

	Total	2,509,855

	Total Bank Loans (cost $127,075,681)	123,994,561

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Asset-Backed Securities (4.8%)
	Apidos CLO XXIV
2,070,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2016-24A, Class A1BRb,g	2,044,063
	Babson CLO, Ltd.
3,350,000	5.178%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class Db,g	3,131,382
	Bayview Opportunity Master Fund Trust
1,743,565	3.228%, 8/28/2034, Ser. 2019-LT1, Class A1[g]	1,744,105
	Benefit Street Partners CLO IV, Ltd.
1,300,000	4.028%, (LIBOR 3M + 1.750%), 1/20/2029, Ser. 2014-IVA, Class A2RRb,g	1,299,381
	Business Jet Securities, LLC
1,912,640	4.447%, 6/15/2033, Ser. 2018-2, Class Ag	1,946,396
	Cent CLO, LP
3,875,000	4.576%, (LIBOR 3M + 2.300%), 10/25/2028, Ser. 2018-27A, Class Bb,g	3,844,418
	Foundation Finance Trust
744,072	3.300%, 7/15/2033, Ser. 2017-1A, Class Ag	747,395
	Harley Marine Financing, LLC
1,908,946	5.682%, 5/15/2043, Ser. 2018-1A, Class A2[g]	1,670,327
	Madison Park Funding XIV, Ltd.
1,950,000	3.678%, (LIBOR 3M + 1.400%), 10/22/2030, Ser. 2014-14A, Class A2RRb,g	1,925,340
	Myers Park CLO, Ltd.
1,875,000	3.678%, (LIBOR 3M + 1.400%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,846,491
	Neuberger Berman CLO XIV, Ltd.
1,500,000	5.906%, (LIBOR 3M + 3.650%), 1/28/2030, Ser. 2013-14A, Class DRb,g	1,429,409
	Neuberger Berman CLO, Ltd.
1,000,000	5.928%, (LIBOR 3M + 3.650%), 4/22/2029, Ser. 2014-17A, Class DRb,g	983,015
	OHA Credit Funding 1, Ltd.
1,600,000	3.728%, (LIBOR 3M + 1.450%), 10/20/2030, Ser. 2018-1A, Class A2[b,g]	1,580,488
	OZLM Funding II, Ltd.
3,200,000	3.766%, (LIBOR 3M + 1.500%), 7/30/2031, Ser. 2012-2A, Class A1BRb,g	3,170,797

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Asset-Backed Securities (4.8%) - continued
	OZLM IX, Ltd.
$2,750,000	3.828%, (LIBOR 3M + 1.550%), 10/20/2031, Ser. 2014-9A, Class A1BRb,g	$2,735,948
	Palmer Square Loan Funding, Ltd.
1,300,000	4.528%, (LIBOR 3M + 2.250%), 4/20/2027, Ser. 2019-1A, Class Bb,g	1,289,382
	Park Avenue Institutional Advisers CLO, Ltd.
3,200,000	3.778%, (LIBOR 3M + 1.500%), 10/20/2031, Ser. 2018-1A, Class A1Bb,g	3,151,555
	Preston Ridge Partners Mortgage Trust, LLC
196,419	4.250%, 1/25/2022, Ser. 2017-1A, Class A1[g,h]	196,846
	Pretium Mortgage Credit Partners, LLC
2,018,108	3.721%, 1/25/2059, Ser. 2019-CFL1, Class A1[g,h]	2,013,774
964,541	4.826%, 9/25/2058, Ser. 2018-NPL4, Class A1[g,h]	969,812
	Riserva CLO, Ltd.
1,625,000	4.000%, (LIBOR 3M + 1.700%), 10/18/2028, Ser. 2016-3A, Class BRb,g	1,621,105
	Saxon Asset Securities Trust
258,010	4.117%, 8/25/2035, Ser. 2004-2, Class MF2	255,381
	Sound Point CLO X, Ltd.
1,575,000	4.978%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DRb,g	1,531,384
	Sound Point CLO XXI, Ltd.
3,200,000	3.717%, (LIBOR 3M + 1.450%), 10/26/2031, Ser. 2018-3A, Class A1Bb,g	3,150,374
	THL Credit Wind River CLO, Ltd.
1,575,000	5.153%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb,g	1,531,598
	Vericrest Opportunity Loan Transferee
2,250,000	4.704%, 8/25/2048, Ser. 2018-NPL5, Class A1Bg,h	2,242,035
1,805,730	3.352%, 9/25/2049, Ser. 2019-NPL5, Class A1Ag,h	1,811,346

	Total	49,863,547

Basic Materials (0.8%)
	Anglo American Capital plc
284,000	4.125%, 9/27/2022[g]	295,814
	BHP Billiton Finance USA, Ltd.
620,000	6.750%, 10/19/2075[b,g]	724,625
	CF Industries, Inc.
1,070,000	3.450%, 6/1/2023	1,086,050
	First Quantum Minerals, Ltd.
1,300,000	7.500%, 4/1/2025[g]	1,280,500
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	147,325
	Novelis Corporation
1,250,000	5.875%, 9/30/2026[g]	1,310,937
	Olin Corporation
1,200,000	5.125%, 9/15/2027	1,227,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Basic Materials (0.8%) - continued
	Packaging Corporation of America
$211,000	2.450%, 12/15/2020	$211,438
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[g]	933,783
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[g]	203,658
	Tronox Finance plc
710,000	5.750%, 10/1/2025[g]	671,482
	Vale Overseas, Ltd.
91,000	4.375%, 1/11/2022	93,958
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[g]	222,798

	Total	8,409,368

Capital Goods (2.3%)
	AECOM
590,000	5.875%, 10/15/2024	641,330
980,000	5.125%, 3/15/2027	1,029,000
	Aerojet Rocketdyne Holdings, Inc., Convertible
571,000	2.250%, 12/15/2023	1,138,431
	Amsted Industries, Inc.
870,000	5.625%, 7/1/2027[g]	917,850
	Ardagh Packaging Finance plc
1,210,000	6.000%, 2/15/2025[g]	1,265,176
	Bombardier, Inc.
1,830,000	7.500%, 3/15/2025[g]	1,827,712
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[g]	1,153,306
	Caterpillar Financial Services Corporation
211,000	1.850%, 9/4/2020	210,694
238,000	1.900%, 9/6/2022	237,695
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[g]	1,327,036
	Chart Industries, Inc., Convertible
66,000	1.000%, 11/15/2024[g]	82,582
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	217,663
	CNH Industrial Capital, LLC
215,000	4.875%, 4/1/2021	222,564
	Covanta Holding Corporation
620,000	6.000%, 1/1/2027	652,550
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,134,000
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	741,150
	General Electric Company
952,000	5.000%, 1/21/2021[b,i]	903,210
	H&E Equipment Services, Inc.
1,120,000	5.625%, 9/1/2025	1,152,928
	KBR, Inc., Convertible
191,000	2.500%, 11/1/2023[g]	220,975
	L3Harris Technologies, Inc.
385,000	4.950%, 2/15/2021[g]	395,564
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	90,395
	Owens-Brockway Glass Container, Inc.
1,385,000	5.000%, 1/15/2022[g]	1,428,558
	Parker-Hannifin Corporation
320,000	2.700%, 6/14/2024	325,964

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Capital Goods (2.3%) - continued
	Republic Services, Inc.
$164,000	2.500%, 8/15/2024	$165,806
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[g]	1,315,519
	Rockwell Collins, Inc.
142,000	2.800%, 3/15/2022	144,340
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	365,766
156,000	2.350%, 9/15/2024	156,044
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[g]	290,700
	Textron Financial Corporation
1,710,000	3.893%, (LIBOR 3M + 1.735%), 2/15/2042[b,g]	1,293,222
	Textron, Inc.
213,000	7.250%, 10/1/2019	213,000
	TTM Technologies, Inc., Convertible
351,000	1.750%, 12/15/2020	467,991
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,290,220
	United Technologies Corporation
300,000	3.950%, 8/16/2025	328,419
	Waste Management, Inc.
163,000	2.950%, 6/15/2024	168,544

	Total	23,515,904

Collateralized Mortgage Obligations (9.2%)
	Alternative Loan Trust
857,539	6.000%, 8/1/2036, Ser. 2006-24CB, Class A9	720,352
	Antler Mortgage Trust
1,600,000	4.458%, 6/27/2022, Ser. 2019-RTL1, Class A1[g]	1,621,681
4,550,000	4.335%, 7/25/2022, Ser. 2018-RTL1, Class A1[g]	4,575,342
	Banc of America Alternative Loan Trust
355,963	2.518%, (LIBOR 1M + 0.500%), 4/25/2035, Ser. 2005-3, Class 1CB1[b]	313,350
1,195,554	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	1,152,607
	Banc of America Mortgage Securities Trust
1,644,392	4.305%, 9/25/2035, Ser. 2005-H, Class 3A1[b]	1,637,785
	Bear Stearns Adjustable Rate Mortgage Trust
287,440	4.270%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	295,200
	Bellemeade Re 2018-1, Ltd.
3,008,816	3.618%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,g	3,012,136
	Cascade Funding Mortgage Trust
1,362,791	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1[g]	1,361,626
1,751,482	4.000%, 10/25/2068, Ser. 2018-RM2, Class Ab,g	1,809,895
	CHL Mortgage Pass-Through Trust
1,391,858	3.837%, 11/20/2035, Ser. 2005-HYB7, Class 6A1[b]	1,270,567
549,271	4.254%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	538,725

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (9.2%) - continued
$1,827,857	6.000%, 11/25/2037, Ser. 2007-18, Class 1A2	$1,562,632
	CIM Trust
1,250,862	5.000%, 12/25/2057, Ser. 2018-R3, Class A1[b,g]	1,310,701
	Citicorp Mortgage Securities Trust
262,037	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	256,240
	Citigroup Mortgage Loan Trust, Inc.
262,590	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	267,789
2,061,516	4.738%, 4/25/2037, Ser. 2007-AR5, Class 1A1Ab	2,058,787
	Countrywide Alternative Loan Trust
189,604	2.418%, (LIBOR 1M + 0.400%), 2/25/2035, Ser. 2005-J1, Class 5A1b
411,841	3.666%, 10/25/2035, Ser. 2005-43, Class 4A1b	181,826
302,689	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	380,900
254,135	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	292,904
1,126,326	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	205,235
137,744	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	683,153 137,422
	Countrywide Home Loan Mortgage Pass Through Trust
871,167	3.985%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	789,976
	Credit Suisse First Boston Mortgage Securities Corporation
220,503	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	224,827
	Credit Suisse Mortgage Capital Certificates
1,594,409	3.322%, 10/25/2058, Ser. 2019-RPL8, Class A1[b,g]	1,601,161
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,360,924	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,424,182
668,247	3.423%, 8/25/2035, Ser. 2005-AR1, Class 2A3[b]	638,179
	Eagle Re, Ltd.
2,300,000	3.818%, (LIBOR 1M + 1.800%), 4/25/2029, Ser. 2019-1, Class M1Bb,g	2,308,801
	Federal Home Loan Mortgage Corporation - REMIC
2,531,202	2.500%, 12/15/2022, Ser. 4155, Class AIj	75,712
1,289,497	2.500%, 5/15/2027, Ser. 4106, Class HIj	70,090
3,995,659	3.000%, 5/15/2027, Ser. 4046, Class GIj	270,252
3,326,561	3.000%, 7/15/2027, Ser. 4084, Class NIj	247,059
4,635,859	3.000%, 7/15/2027, Ser. 4074, Class IOj	342,188
1,713,336	2.500%, 2/15/2028, Ser. 4162, Class AIj	116,565

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (9.2%) - continued
$3,519,052	2.500%, 2/15/2028, Ser. 4161, Class UIj	$224,291
5,100,833	2.500%, 3/15/2028, Ser. 4177, Class EIj	341,181
4,909,641	3.500%, 10/15/2032, Ser. 4119, Class KIj	593,716
2,485,479	3.000%, 2/15/2033, Ser. 4170, Class IGj	259,436
5,180,642	3.000%, 4/15/2033, Ser. 4203, Class DIj	389,076
	Federal National Mortgage Association - REMIC
6,744,266	3.000%, 7/25/2027, Ser. 2012-73, Class DIj	501,059
4,191,378	3.000%, 7/25/2027, Ser. 2012-74, Class AIj	274,011
8,768,010	3.000%, 8/25/2027, Ser. 2012-95, Class HIj	565,724
4,039,147	3.500%, 9/25/2027, Ser. 2012-98, Class YIj	345,526
10,825,609	3.000%, 11/25/2027, Ser. 2012-121, Class BIj	782,293
5,663,312	3.000%, 12/25/2027, Ser. 2012-139, Class DIj	387,617
2,804,432	2.500%, 1/25/2028, Ser. 2012-152, Class AIj	183,444
7,582,779	3.000%, 1/25/2028, Ser. 2012-147, Class EIj	519,423
2,367,308	2.500%, 2/25/2028, Ser. 2013-46, Class CIj	133,575
2,357,516	3.000%, 2/25/2028, Ser. 2013-2, Class GIj	170,800
1,507,140	3.000%, 4/25/2028, Ser. 2013-30, Class DIj	110,167
5,300,058	3.000%, 11/25/2031, Ser. 2013-69, Class IOj	327,597
2,861,646	3.000%, 2/25/2033, Ser. 2013-1, Class YIj	333,356
	First Horizon Alternative Mortgage Securities Trust
531,393	4.212%, 3/25/2035, Ser. 2005-AA2, Class 1A1[b]	510,380
498,173	4.245%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	494,227
	First Horizon Mortgage Pass-Through Trust
660,619	4.922%, 8/25/2037, Ser. 2007-AR2, Class 1A2[b]	515,746
	GMAC Mortgage Corporation Loan Trust
886,094	4.072%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	868,924
	Government National Mortgage Association
1,621,517	4.000%, 1/16/2027, Ser. 2012-3, Class IOj	129,066
	Greenpoint Mortgage Funding Trust
629,704	2.218%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	564,827
	IndyMac IMJA Mortgage Loan Trust
1,241,248	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	889,350

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (9.2%) - continued
	IndyMac INDX Mortgage Loan Trust
$1,527,654	2.228%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	$1,442,076
	J.P. Morgan Alternative Loan Trust
1,364,095	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,141,345
	J.P. Morgan Mortgage Trust
161,307	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	180,086
673,222	4.536%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	626,763
	Legacy Mortgage Asset Trust
2,068,724	4.000%, 1/25/2059, Ser. 2019-GS1, Class A1[g]	2,093,530
	Lehman Mortgage Trust
447,471	2.768%, (LIBOR 1M + 0.750%), 12/25/2035, Ser. 2005-2, Class 3A1[b]	330,209
	Master Asset Securitization Trust
1,305,199	2.518%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	547,591
	MASTR Alternative Loans Trust
552,332	2.468%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	186,274
	Merrill Lynch Alternative Note Asset Trust
676,369	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	501,552
457,276	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A6	320,546
	Merrill Lynch Mortgage Investors Trust
1,154,686	4.338%, 6/25/2035, Ser. 2005-A5, Class M1[b]	1,212,465
	Oak Hill Advisors Residential Loan Trust
122,101	3.125%, 6/25/2057, Ser. 2017-NPL1, Class A1[g,h]	122,095
	Oaktown Re II, Ltd.
2,072,266	3.568%, (LIBOR 1M + 1.550%), 7/25/2028, Ser. 2018-1A, Class M1[b,g]	2,074,817
	Preston Ridge Partners Mortgage Trust, LLC
610,752	4.500%, 1/25/2024, Ser. 2019-1A, Class A1[g,h]	615,068
2,255,112	3.967%, 4/25/2024, Ser. 2019-2A, Class A1[g,h]	2,277,969
	Pretium Mortgage Credit Partners, LLC
1,562,303	4.213%, 7/25/2060, Ser. 2019-NPL1, Class A1[g,h]	1,575,260
	Radnor RE, Ltd.
2,295,788	3.418%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1[b,g]	2,298,914
2,300,000	4.718%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2[b,g]	2,311,599

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (9.2%) - continued
	RCO 2017-INV1 Trust
$1,419,804	3.197%, 11/25/2052, Ser. 2017-INV1, Class Ab,g	$1,411,353
	Renaissance Home Equity Loan Trust
1,476,619	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[h]	822,794
	Residential Accredit Loans, Inc. Trust
976,574	6.000%, 8/25/2035, Ser. 2005-QS10, Class 2A	983,498
564,101	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	559,821
854,206	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	810,795
617,760	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	585,420
1,193,855	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	1,121,899
1,204,655	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	1,163,756
293,459	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	272,078
	Residential Asset Securitization Trust
1,012,836	6.200%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	832,406
762,532	3.614%, 1/25/2034, Ser. 2004-IP1, Class A1[b]	762,306
1,018,592	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	1,054,104
	Residential Funding Mortgage Security I Trust
834,824	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	820,652
	Sequoia Mortgage Trust
1,126,088	3.402%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	917,545
	Starwood Mortgage Residential Trust
1,841,395	4.121%, 10/25/2048, Ser. 2018-IMC2, Class A1[b,g]	1,876,330
	Structured Adjustable Rate Mortgage Loan Trust
441,270	4.240%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	414,287
320,137	4.256%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	283,223
	Structured Asset Mortgage Investments, Inc.
954,126	2.328%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	958,676
	Toorak Mortgage Corporation
2,000,000	4.375%, 8/25/2021, Ser. 2018-1, Class A1[g,h]	2,020,485
2,000,000	4.458%, 3/25/2022, Ser. 2019-1, Class A1[g,h]	2,032,146
	Vericrest Opportunity Loan Trust
1,297,434	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,h]	1,299,505
1,557,469	3.967%, 3/25/2049, Ser. 2019-NPL3, Class A1[g,h]	1,566,172
964,900	3.352%, 8/25/2049, Ser. 2019-NPL4, Class A1Ag,h	966,628
	Verus Securitization Trust
1,789,176	3.345%, 4/25/2059, Ser. 2019-2, Class A2[b,g]	1,799,255

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Collateralized Mortgage Obligations (9.2%) - continued
	WaMu Mortgage Pass Through Certificates
$74,537	3.876%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	$72,007
1,165,889	3.326%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,104,948
837,450	3.186%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	812,863
1,123,289	2.405%, (COF 11 + 1.250%), 3/25/2047, Ser. 2007-OA2, Class 2Ab	1,091,984
	Washington Mutual Mortgage Pass Through Certificates
664,073	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	658,142
1,252,675	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	803,736
735,716	3.366%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR11, Class 3A1Ab	706,235
	Wells Fargo Mortgage Backed Securities Trust
655,366	4.908%, 12/25/2034, Ser. 2004-EE, Class B1[b]	658,551

	Total	95,272,418

Communications Services (3.2%)
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,570,750
	American Tower Corporation
95,000	2.800%, 6/1/2020	95,362
152,000	3.450%, 9/15/2021	155,506
142,000	2.950%, 1/15/2025	145,079
	AT&T, Inc.
640,000	4.450%, 4/1/2024	692,342
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[g]	144,547
	CCO Holdings, LLC
2,500,000	5.500%, 5/1/2026[g]	2,618,500
620,000	5.125%, 5/1/2027[g]	647,125
	Charter Communications Operating, LLC
418,000	3.579%, 7/23/2020	421,740
155,000	4.500%, 2/1/2024	166,536
156,000	4.908%, 7/23/2025	171,441
	Comcast Corporation
284,000	1.625%, 1/15/2022	282,910
152,000	3.700%, 4/15/2024	162,066
152,000	3.950%, 10/15/2025	165,497
	Cox Communications, Inc.
240,000	2.950%, 6/30/2023[g]	243,393
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	177,395
141,000	3.150%, 7/15/2023	144,791
	CSC Holdings, LLC
1,025,000	5.500%, 5/15/2026[g]	1,078,710
	Deutsche Telekom International Finance BV
164,000	2.485%, 9/19/2023[g]	164,910
	Discovery Communications, LLC
282,000	2.950%, 3/20/2023	286,541

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Communications Services (3.2%) - continued
	DISH Network Corporation, Convertible
$2,571,000	3.375%, 8/15/2026	$2,355,565
	Embarq Corporation
650,000	7.995%, 6/1/2036	642,486
	Fox Corporation
312,000	4.030%, 1/25/2024[g]	331,921
	Frontier Communications Corporation
590,000	8.000%, 4/1/2027[g]	622,267
	GCI Liberty, Inc., Convertible
1,812,000	1.750%, 9/30/2046[g]	2,203,845
	Gray Escrow, Inc.
1,185,000	7.000%, 5/15/2027[g]	1,301,959
	IAC FinanceCo, Inc., Convertible
460,000	0.875%, 10/1/2022[g]	701,676
	Level 3 Communications, Inc.
1,270,000	5.375%, 1/15/2024	1,295,209
	Level 3 Financing, Inc.
430,000	5.375%, 5/1/2025	445,587
535,000	5.250%, 3/15/2026	556,320
	Liberty Interactive, LLC, Convertible
222,000	1.800%, 1/15/2031	202,630
	Liberty Media Corporation, Convertible
1,095,000	1.000%, 1/30/2023	1,371,301
	Moody’s Corporation
142,000	2.750%, 12/15/2021	143,874
	Neptune Finco Corporation
541,000	10.875%, 10/15/2025[g]	612,655
	Netflix, Inc.
1,120,000	4.875%, 4/15/2028	1,139,544
	Nexstar Escrow Corporation
930,000	5.625%, 8/1/2024[g]	967,990
	Orange SA
245,000	1.625%, 11/3/2019	244,820
	Sirius XM Radio, Inc.
1,220,000	5.000%, 8/1/2027[g]	1,258,369
	Sprint Corporation
2,220,000	7.625%, 2/15/2025	2,442,000
	Telefonica Emisiones SAU
320,000	4.570%, 4/27/2023	344,939
	T-Mobile USA, Inc.
1,840,000	4.500%, 2/1/2026	1,893,912
	Twitter, Inc., Convertible
701,000	0.250%, 6/15/2024	741,920
	Verizon Communications, Inc.
117,000	2.946%, 3/15/2022	119,805
281,000	3.258%, (LIBOR 3M + 1.100%), 5/15/2025[b]	285,343
	Viacom, Inc.
210,000	4.250%, 9/1/2023	222,707
315,000	5.875%, 2/28/2057[b]	327,009
	Virgin Media Secured Finance plc
1,080,000	5.250%, 1/15/2026[g]	1,109,700
	Vodafone Group plc
245,000	3.750%, 1/16/2024	258,316

	Total	33,678,810

Consumer Cyclical (3.0%)
	Allison Transmission, Inc.
1,520,000	5.000%, 10/1/2024[g]	1,553,250
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	213,979

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Consumer Cyclical (3.0%) - continued
$240,000	2.050%, 1/10/2023	$239,684
	BMW Finance NV
161,000	2.250%, 8/12/2022[g]	161,142
	Brookfield Property REIT, Inc.
620,000	5.750%, 5/15/2026[g]	647,900
	Brookfield Residential Properties, Inc.
1,240,000	6.250%, 9/15/2027[g]	1,246,200
	Cinemark USA, Inc.
1,150,000	4.875%, 6/1/2023	1,165,812
	D.R. Horton, Inc.
210,000	2.550%, 12/1/2020	210,617
	Daimler Finance North America, LLC
158,000	2.550%, 8/15/2022[g]	158,604
	Ford Motor Credit Company, LLC
155,000	2.597%, 11/4/2019	154,993
213,000	3.336%, 3/18/2021	213,989
297,000	5.596%, 1/7/2022	312,045
281,000	3.350%, 11/1/2022	281,303
	General Motors Financial Company, Inc.
213,000	2.650%, 4/13/2020	213,281
213,000	4.375%, 9/25/2021	220,051
154,000	4.200%, 11/6/2021	158,873
141,000	3.150%, 6/30/2022	142,632
251,000	6.500%, 9/30/2028[b,i,k]	252,255
	Hanesbrands, Inc.
910,000	4.875%, 5/15/2026[g]	961,415
	Harley-Davidson Financial Services, Inc.
240,000	4.050%, 2/4/2022[g]	247,539
	Hilton Domestic Operating Company, Inc.
1,200,000	4.875%, 1/15/2030[g]	1,267,020
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	140,320
95,000	2.625%, 6/1/2022	97,200
	Hyundai Capital America
245,000	3.000%, 6/20/2022[g]	246,862
	L Brands, Inc.
600,000	5.625%, 2/15/2022	632,250
620,000	6.694%, 1/15/2027	609,150
	Landry’s, Inc.
1,165,000	6.750%, 10/15/2024[g]	1,194,125
	Lennar Corporation
211,000	2.950%, 11/29/2020	210,726
86,000	4.125%, 1/15/2022	88,042
1,475,000	4.500%, 4/30/2024	1,553,912
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[g]	253,125
640,000	4.875%, 11/1/2024[g]	663,064
580,000	5.625%, 3/15/2026[g]	616,975
	Macy’s Retail Holdings, Inc.
57,000	3.875%, 1/15/2022	57,973
89,000	2.875%, 2/15/2023	87,874
	Mattamy Group Corporation
1,130,000	6.500%, 10/1/2025[g]	1,186,500
	McDonald’s Corporation
320,000	3.350%, 4/1/2023	333,997
	MGM Resorts International
1,030,000	6.000%, 3/15/2023	1,134,751
1,285,000	5.750%, 6/15/2025	1,415,106
	Navistar International Corporation
1,055,000	6.625%, 11/1/2025[g]	1,070,825

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Consumer Cyclical (3.0%) - continued
	New Red Finance, Inc.
$1,000,000	4.250%, 5/15/2024[g]	$1,028,710
345,000	5.000%, 10/15/2025[g]	356,385
	Prime Security Services Borrower, LLC
1,280,000	5.750%, 4/15/2026[g]	1,332,864
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	95,600
	Scientific Games International, Inc.
620,000	5.000%, 10/15/2025[g]	639,716
	ServiceMaster Company, LLC
1,210,000	5.125%, 11/15/2024[g]	1,255,375
	Six Flags Entertainment Corporation
1,250,000	4.875%, 7/31/2024[g]	1,293,750
	Starbucks Corporation
135,000	2.100%, 2/4/2021	135,124
	Viking Cruises, Ltd.
870,000	5.875%, 9/15/2027[g]	921,852
	Visa, Inc.
90,000	2.200%, 12/14/2020	90,346
	Volkswagen Group of America Finance, LLC
250,000	4.250%, 11/13/2023[g]	266,376
	Yum! Brands, Inc.
1,225,000	5.000%, 6/1/2024[g]	1,270,937
320,000	4.750%, 1/15/2030[g]	330,000

	Total	30,632,396

Consumer Non-Cyclical (2.7%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	286,954
149,000	3.400%, 11/30/2023	156,638
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	284,648
142,000	2.900%, 11/6/2022	144,728
	Albertson’s Companies, LLC
1,245,000	6.625%, 6/15/2024	1,304,137
	Allergan, Inc.
162,000	2.800%, 3/15/2023	163,502
	Altria Group, Inc.
163,000	3.800%, 2/14/2024	170,411
160,000	4.400%, 2/14/2026	171,039
	Anheuser-Busch Companies, LLC
160,000	3.650%, 2/1/2026	171,436
	Anheuser-Busch InBev Finance, Inc.
128,000	3.300%, 2/1/2023	133,062
	Anheuser-Busch InBev Worldwide, Inc.
229,000	4.150%, 1/23/2025	250,192
	B&G Foods, Inc.
1,070,000	5.250%, 9/15/2027	1,094,182
	BAT Capital Corporation
144,000	2.764%, 8/15/2022	145,366
229,000	3.222%, 8/15/2024	231,768
	Bayer U.S. Finance II, LLC
290,000	3.500%, 6/25/2021[g]	295,798
	Becton, Dickinson and Company
320,000	3.363%, 6/6/2024	333,799
	Boston Scientific Corporation
320,000	3.450%, 3/1/2024	333,874
	Bunge, Ltd. Finance Corporation
90,000	3.500%, 11/24/2020	90,972
	Cardtronics, Inc., Convertible
356,000	1.000%, 12/1/2020	346,965

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Celgene Corporation
$229,000	3.625%, 5/15/2024	$241,846
	Centene Corporation
1,200,000	4.750%, 1/15/2025	1,231,800
	Cigna Corporation
310,000	4.125%, 11/15/2025	333,804
	Conagra Brands, Inc.
155,000	3.800%, 10/22/2021	159,956
155,000	4.300%, 5/1/2024	166,331
	Constellation Brands, Inc.
325,000	4.250%, 5/1/2023	347,473
	CVS Health Corporation
142,000	2.750%, 12/1/2022	143,742
423,000	3.700%, 3/9/2023	440,270
325,000	4.100%, 3/25/2025	347,034
	Energizer Holdings, Inc.
1,265,000	6.375%, 7/15/2026[g,k]	1,354,992
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	149,226
	Forest Laboratories, LLC
70,000	4.875%, 2/15/2021[g]	71,947
	General Mills, Inc.
163,000	3.700%, 10/17/2023	171,588
163,000	3.650%, 2/15/2024	171,062
	HCA, Inc.
1,750,000	5.375%, 2/1/2025	1,911,875
	Imperial Brands Finance plc
164,000	3.125%, 7/26/2024[g]	164,349
	J.M. Smucker Company
141,000	2.200%, 12/6/2019	140,950
	JBS USA Lux SA
1,310,000	5.500%, 1/15/2030[g]	1,388,574
	JBS USA, LLC
630,000	5.750%, 6/15/2025[g]	656,347
	Kellogg Company
278,000	3.125%, 5/17/2022	284,348
	Keurig Dr Pepper, Inc.
284,000	3.551%, 5/25/2021	290,278
	Kroger Company
144,000	2.800%, 8/1/2022	146,527
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	90,779
	Mondelez International Holdings Netherlands BV
212,000	2.000%, 10/28/2021[g]	211,576
	Mylan NV
142,000	3.150%, 6/15/2021	143,811
	Mylan, Inc.
164,000	4.200%, 11/29/2023	171,893
	Par Pharmaceutical, Inc.
620,000	7.500%, 4/1/2027[g]	564,200
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[g]	263,072
	Post Holdings, Inc.
520,000	5.500%, 3/1/2025[g]	544,700
	Reynolds American, Inc.
163,000	4.850%, 9/15/2023	176,417
	Shire Acquisitions Investments Ireland Designated Activity Company
282,000	2.400%, 9/23/2021	283,307
	Simmons Foods, Inc.
1,040,000	5.750%, 11/1/2024[g]	1,014,000
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[g]	212,875

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Spectrum Brands, Inc.
$910,000	5.750%, 7/15/2025	$949,576
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,058,137
	Tenet Healthcare Corporation
340,000	4.625%, 7/15/2024	349,428
910,000	5.125%, 11/1/2027[g]	940,348
	Teva Pharmaceutical Finance Netherlands III BV
200,000	2.200%, 7/21/2021	182,750
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	160,808
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	98,436
	Valeant Pharmaceuticals International, Inc.
620,000	5.875%, 5/15/2023[g]	627,750
	VRX Escrow Corporation
2,450,000	6.125%, 4/15/2025[g]	2,541,875
	Zimmer Biomet Holdings, Inc.
325,000	3.550%, 4/1/2025	341,259
	Zoetis, Inc.
211,000	3.450%, 11/13/2020	213,722
242,000	3.250%, 2/1/2023	248,418

	Total	27,812,927

Energy (2.4%)
	Alliance Resource Operating Partners, LP
870,000	7.500%, 5/1/2025[g]	859,125
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	947,700
	BP Capital Markets America, Inc.
570,000	2.520%, 9/19/2022	576,878
	BP Capital Markets plc
142,000	2.315%, 2/13/2020	142,152
	Canadian Natural Resources, Ltd.
143,000	2.950%, 1/15/2023	145,606
	Canadian Oil Sands, Ltd.
141,000	9.400%, 9/1/2021[g]	157,399
	Cheniere Corpus Christi Holdings, LLC
1,035,000	7.000%, 6/30/2024	1,188,956
	Cheniere Energy Partners, LP
1,455,000	5.625%, 10/1/2026	1,543,973
	Chesapeake Energy Corporation
1,210,000	7.000%, 10/1/2024	868,175
	Continental Resources, Inc.
78,000	5.000%, 9/15/2022	78,687
	Diamondback Energy, Inc.
1,090,000	5.375%, 5/31/2025	1,137,480
	Enbridge, Inc.
145,000	2.900%, 7/15/2022	147,753
1,150,000	6.250%, 3/1/2078[b]	1,218,868
	Energy Transfer Operating, LP
142,000	4.200%, 9/15/2023	149,391
325,000	5.875%, 1/15/2024	361,350
346,000	6.625%, 2/15/2028[b,i]	326,970
	EnLink Midstream Partners, LP
1,220,000	4.850%, 7/15/2026	1,159,000
	Enterprise Products Operating, LLC
560,000	4.875%, 8/16/2077[b]	541,100
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	234,451

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Energy (2.4%) - continued
	EQM Midstream Partners LP
$229,000	4.750%, 7/15/2023	$229,862
	Hess Corporation
142,000	3.500%, 7/15/2024	144,930
	Kinder Morgan Energy Partners, LP
284,000	3.450%, 2/15/2023	292,909
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	142,278
	Marathon Petroleum Corporation
163,000	4.750%, 12/15/2023	176,904
	MPLX, LP
213,000	4.500%, 7/15/2023	226,926
	Nabors Industries, Inc.
665,000	5.750%, 2/1/2025	492,100
	Newfield Exploration Company
163,000	5.625%, 7/1/2024	179,830
	Noble Energy, Inc.
245,000	3.900%, 11/15/2024	256,865
	Occidental Petroleum Corporation
63,000	4.850%, 3/15/2021	65,140
319,000	2.700%, 8/15/2022	321,792
240,000	2.900%, 8/15/2024	241,822
	Parsley Energy, LLC
925,000	5.625%, 10/15/2027[g]	955,063
	Plains All American Pipeline, LP
320,000	5.000%, 2/1/2021	328,278
325,000	6.125%, 11/15/2022[b,i]	306,137
81,000	2.850%, 1/31/2023	81,005
	Precision Drilling Corporation
300,000	7.750%, 12/15/2023	291,435
510,000	7.125%, 1/15/2026[g]	471,750
	Sabine Pass Liquefaction, LLC
142,000	6.250%, 3/15/2022	153,005
142,000	5.625%, 4/15/2023	154,305
	Southwestern Energy Company
1,045,000	7.500%, 4/1/2026	909,150
	Sunoco Logistics Partners Operations, LP
235,000	4.400%, 4/1/2021	241,386
	Sunoco, LP
375,000	5.500%, 2/15/2026	391,376
565,000	5.875%, 3/15/2028	599,606
	Tallgrass Energy Partners, LP
1,930,000	5.500%, 1/15/2028[g]	1,886,382
	Transocean Guardian, Ltd.
1,027,950	5.875%, 1/15/2024[g]	1,033,090
	W&T Offshore, Inc.
1,210,000	9.750%, 11/1/2023[g]	1,155,090
	Western Gas Partners, LP
143,000	4.000%, 7/1/2022	144,733
	Williams Partners, LP
280,000	4.500%, 11/15/2023	299,722
	WPX Energy, Inc.
755,000	5.750%, 6/1/2026	773,875
340,000	5.250%, 10/15/2027	342,550

	Total	25,074,310

Financials (7.4%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	92,257
	Aegon NV
1,080,000	2.139%, (USISDA 10Y + 0.100%), 1/15/2020[b,i]	761,400
	AIG Global Funding
288,000	2.150%, 7/2/2020[g]	288,246

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.4%) - continued
	Air Lease Corporation
$282,000	2.500%, 3/1/2021	$282,823
	Aircastle, Ltd.
228,000	5.000%, 4/1/2023	244,186
	Ally Financial, Inc.
1,400,000	5.750%, 11/20/2025	1,568,028
	American Express Company
142,000	3.375%, 5/17/2021	144,840
164,000	3.700%, 8/3/2023	172,799
160,000	3.400%, 2/22/2024	167,350
	Ares Capital Corporation
282,000	3.875%, 1/15/2020	282,751
	Ares Capital Corporation, Convertible
681,000	4.625%, 3/1/2024	716,242
	Athene Global Funding
211,000	4.000%, 1/25/2022[g]	218,980
	Australia and New Zealand Banking Group, Ltd.
556,000	6.750%, 6/15/2026[b,g,i]	615,770
	Avolon Holdings Funding, Ltd.
80,000	5.250%, 5/15/2024[g]	85,656
	BAC Capital Trust XIV
332,000	4.000%, (LIBOR 3M + 0.400%), 10/17/2019[b,i]	290,334
	Banco Bilbao Vizcaya Argentaria SA
400,000	6.500%, 3/5/2025[b,i]	407,200
200,000	6.125%, 11/16/2027[b,i]	191,750
	Banco Santander SA
200,000	3.460%, (LIBOR 3M + 1.120%), 4/12/2023[b]	200,184
	Bank of America Corporation
282,000	2.738%, 1/23/2022[b]	283,630
284,000	3.499%, 5/17/2022[b]	289,625
276,000	3.004%, 12/20/2023[b]	281,882
445,000	3.550%, 3/5/2024[b]	462,781
742,000	5.125%, 6/20/2024[b,i]	768,897
633,000	3.864%, 7/23/2024[b]	666,675
325,000	4.200%, 8/26/2024	348,607
1,000,000	6.250%, 9/5/2024[b,i]	1,088,000
160,000	3.458%, 3/15/2025[b]	166,940
	Bank of Montreal
488,000	3.300%, 2/5/2024	507,858
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	287,922
	Bank of Nova Scotia
142,000	2.718%, (LIBOR 3M + 0.440%), 4/20/2021[b]	142,537
213,000	2.700%, 3/7/2022	216,726
318,000	2.375%, 1/18/2023	320,781
	Barclays Bank plc
150,000	5.140%, 10/14/2020	153,385
	Barclays plc
300,000	4.610%, 2/15/2023[b]	311,661
947,000	7.750%, 9/15/2023[b,i]	985,514
250,000	4.338%, 5/16/2024[b]	261,169
	BB&T Corporation
282,000	2.150%, 2/1/2021	282,457
164,000	2.500%, 8/1/2024	165,322
750,000	4.800%, 9/1/2024[b,i]	749,992
	Blackstone Mortgage Trust, Inc., Convertible
155,000	4.375%, 5/5/2022	161,394
	BNP Paribas SA
590,000	7.625%, 3/30/2021[b,g,i]	621,712

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.4%) - continued
	BNZ International Funding, Ltd.
$250,000	3.099%, (LIBOR 3M + 0.980%), 9/14/2021[b,g]	$252,856
	BPCE SA
163,000	3.000%, 5/22/2022[g]	165,404
	Camden Property Trust
163,000	4.875%, 6/15/2023	177,237
	Capital One Bank USA NA
245,000	3.375%, 2/15/2023	252,487
	Capital One Financial Corporation
421,000	3.050%, 3/9/2022	429,393
	Central Fidelity Capital Trust I
560,000	3.303%, (LIBOR 3M + 1.000%), 4/15/2027[b]	520,800
	CIT Bank NA
158,000	2.969%, 9/27/2025[b]	158,198
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,393,111
	Citigroup, Inc.
284,000	2.650%, 10/26/2020	285,733
153,000	2.350%, 8/2/2021	153,701
142,000	2.750%, 4/25/2022	144,118
141,000	2.946%, (LIBOR 3M + 0.690%), 10/27/2022[b]	141,179
280,000	3.142%, 1/24/2023[b]	285,189
664,000	5.000%, 9/12/2024[b,i]	672,101
485,000	3.352%, 4/24/2025[b]	502,986
332,000	5.950%, 5/15/2025[b,i]	351,512
	Citizens Bank NA
250,000	2.200%, 5/26/2020	250,013
	CNA Financial Corporation
170,000	5.750%, 8/15/2021	180,553
190,000	3.950%, 5/15/2024	203,927
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[g]	284,259
	Compass Bank
325,000	3.500%, 6/11/2021	330,365
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
282,000	3.950%, 11/9/2022	293,725
	Credit Agricole SA
142,000	3.375%, 1/10/2022[g]	145,175
531,000	8.125%, 12/23/2025[b,g,i]	624,589
	Credit Suisse Group AG
600,000	7.500%, 7/17/2023[b,g,i]	641,250
498,000	7.500%, 12/11/2023[b,g,i]	550,290
157,000	2.593%, 9/11/2025[b,g]	155,523
740,000	6.375%, 8/21/2026[b,g,i]	765,900
	Credit Suisse Group Funding (Guernsey), Ltd.
426,000	3.800%, 9/15/2022	442,601
	Danske Bank AS
250,000	5.000%, 1/12/2022[g]	262,845
	Deutsche Bank AG
141,000	2.700%, 7/13/2020	140,710
426,000	4.250%, 10/14/2021	432,146
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	101,444
	Digital Realty Trust, LP
212,000	2.750%, 2/1/2023	214,154
	Discover Bank
68,000	8.700%, 11/18/2019	68,526
235,000	2.450%, 9/12/2024	234,363

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.4%) - continued
	Discover Bank of Greenwood Delaware
$162,000	4.200%, 8/8/2023	$172,211
	Fidelity National Financial, Inc.
235,000	5.500%, 9/1/2022	252,195
	Fifth Third Bancorp
213,000	2.600%, 6/15/2022	215,287
160,000	3.650%, 1/25/2024	168,675
	Five Corners Funding Trust
350,000	4.419%, 11/15/2023[g]	378,400
	FTI Consulting, Inc., Convertible
595,000	2.000%, 8/15/2023	724,180
	GE Capital International Funding Company
630,000	3.373%, 11/15/2025	642,803
	General Electric Capital Corporation
160,000	3.100%, 1/9/2023	162,127
	Goldman Sachs Group, Inc.
282,000	5.375%, 5/10/2020[b,i]	284,115
284,000	5.250%, 7/27/2021	299,254
220,000	3.328%, (LIBOR 3M + 1.170%), 11/15/2021[b]	221,687
284,000	3.000%, 4/26/2022	287,158
208,000	2.876%, 10/31/2022[b]	210,409
141,000	3.177%, (LIBOR 3M + 1.050%), 6/5/2023[b]	141,847
320,000	3.625%, 2/20/2024	335,707
725,000	5.500%, 8/10/2024[b,i,k]	761,250
	GS Finance Corporation, Convertible
2,655,000	0.500%, 6/23/2025[c]	2,721,906
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[g]	249,857
	Hannon Armstrong Sustainable Infrastructure Capital, Convertible
156,000	4.125%, 9/1/2022	174,135
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	96,288
	HSBC Holdings plc
426,000	3.400%, 3/8/2021	432,518
284,000	6.875%, 6/1/2021[b,i]	297,916
290,000	3.789%, (LIBOR 3M + 1.500%), 1/5/2022[b]	295,430
388,000	6.375%, 9/17/2024[b,i]	407,159
300,000	3.803%, 3/11/2025[b]	312,529
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	187,485
	Icahn Enterprises, LP
415,000	6.750%, 2/1/2024	431,600
530,000	6.375%, 12/15/2025	557,302
	ILFC E-Capital Trust II
498,000	4.020%, (H15T30Y + 1.800%), 12/21/2065[b,g]	347,156
	ING Groep NV
710,000	6.000%, 4/16/2020[b,i]	716,461
300,000	4.100%, 10/2/2023	318,480
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	292,445
284,000	5.875%, 8/15/2022	311,164
	Iron Mountain, Inc.
825,000	4.875%, 9/15/2027[g]	843,711
	iStar, Inc., Convertible
190,000	3.125%, 9/15/2022	201,204

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.4%) - continued
	J.P. Morgan Chase & Company
$211,000	2.818%, (LIBOR 3M + 0.680%), 6/1/2021[b]	$211,337
290,000	2.295%, 8/15/2021	290,769
376,000	2.776%, 4/25/2023[b]	381,396
325,000	3.375%, 5/1/2023	336,232
480,000	5.150%, 5/1/2023[b,i]	493,800
289,000	3.513%, (LIBOR 3M + 1.230%), 10/24/2023[b]	293,582
1,454,000	5.000%, 8/1/2024[b,i]	1,493,985
325,000	3.875%, 9/10/2024	346,255
635,000	4.023%, 12/5/2024[b]	677,371
	Liberty Mutual Group, Inc.
975,000	3.951%, 10/15/2050[g]	974,873
42,000	5.000%, 6/1/2021[g]	43,586
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	253,461
300,000	4.481%, (LIBOR 3M + 2.358%), 5/17/2066[b]	243,093
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	287,930
235,000	2.858%, 3/17/2023[b]	235,758
300,000	3.900%, 3/12/2024	313,960
1,200,000	6.413%, 10/1/2035[b,g,i]	1,260,000
762,000	6.657%, 5/21/2037[b,g,i]	813,435
	Macquarie Bank, Ltd.
720,000	6.125%, 3/8/2027[b,g,i]	724,500
	Marsh & McLennan Companies, Inc.
233,000	3.875%, 3/15/2024	248,387
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[g]	1,869,930
	MGIC Investment Corporation, Convertible
1,030,000	9.000%, 4/1/2063[g]	1,376,981
	Mitsubishi UFJ Financial Group, Inc.
142,000	2.998%, 2/22/2022	144,474
241,000	2.623%, 7/18/2022	242,936
282,000	3.455%, 3/2/2023	291,874
160,000	3.407%, 3/7/2024	166,481
	Mizuho Financial Group, Inc.
241,000	2.721%, 7/16/2023[b]	243,000
	Morgan Stanley
290,000	2.800%, 6/16/2020	291,464
282,000	5.500%, 7/28/2021	299,136
141,000	2.750%, 5/19/2022	143,028
110,000	4.875%, 11/1/2022	117,958
282,000	3.125%, 1/23/2023	289,280
160,000	2.720%, 7/22/2025[b]	161,846
	MPT Operating Partnership, LP
610,000	5.500%, 5/1/2024	626,013
660,000	4.625%, 8/1/2029	679,800
	Nordea Bank Abp
200,000	6.625%, 3/26/2026[b,g,i]	215,250
	Park Aerospace Holdings, Ltd.
80,000	4.500%, 3/15/2023[g]	82,784
	PNC Bank NA
282,000	2.450%, 11/5/2020	283,261
	PNC Financial Services Group, Inc.
163,000	3.500%, 1/23/2024	172,219
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[g]	1,526,250
	Realty Income Corporation
213,000	5.750%, 1/15/2021	220,900
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	116,416

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.4%) - continued
$142,000	3.800%, 8/14/2023	$149,797
	Reinsurance Group of America, Inc.
212,000	4.700%, 9/15/2023	229,095
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	284,192
	Royal Bank of Scotland Group plc
813,000	8.625%, 8/15/2021[b,i]	870,601
163,000	6.125%, 12/15/2022	176,371
163,000	6.100%, 6/10/2023	177,539
1,145,000	5.125%, 5/28/2024	1,220,591
300,000	4.269%, 3/22/2025[b]	313,755
	Santander Holdings USA, Inc.
232,000	4.450%, 12/3/2021	242,307
	Santander UK Group Holdings plc
290,000	2.875%, 8/5/2021	291,036
	Simon Property Group, LP
145,000	2.500%, 7/15/2021	146,126
162,000	2.000%, 9/13/2024	160,343
	SITE Centers Corporation
67,000	4.625%, 7/15/2022	70,034
	Societe Generale SA
1,055,000	8.000%, 9/29/2025[b,g,i]	1,188,194
	Standard Chartered plc
240,000	2.744%, 9/10/2022[b,g]	240,247
	State Street Capital Trust IV
1,905,000	3.119%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,461,916
	Sumitomo Mitsui Financial Group, Inc.
141,000	2.784%, 7/12/2022	143,099
640,000	2.778%, 10/18/2022	649,641
188,000	2.448%, 9/27/2024	187,876
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	121,248
	Synchrony Financial
35,000	3.517%, (LIBOR 3M + 1.230%), 2/3/2020[b]	35,075
156,000	3.750%, 8/15/2021	159,631
164,000	2.850%, 7/25/2022	165,446
150,000	4.250%, 8/15/2024	158,261
	Toronto-Dominion Bank
365,000	2.550%, 1/25/2021	367,753
160,000	3.250%, 3/11/2024	167,349
	UBS Group Funding Jersey, Ltd.
282,000	3.000%, 4/15/2021[g]	285,378
	USB Realty Corporation
1,940,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,i]	1,658,700
	Ventas Realty, LP
142,000	3.100%, 1/15/2023	145,667
163,000	3.750%, 5/1/2024	171,932
	Wachovia Capital Trust II
307,000	2.803%, (LIBOR 3M + 0.500%), 1/15/2027[b]	283,975
	Wells Fargo & Company
280,000	2.100%, 7/26/2021	279,917
144,000	2.625%, 7/22/2022	145,602
450,000	3.393%, (LIBOR 3M + 1.110%), 1/24/2023[b]	454,937
325,000	4.125%, 8/15/2023	344,843
335,000	3.486%, (LIBOR 3M + 1.230%), 10/31/2023[b]	340,061
156,000	3.750%, 1/24/2024	165,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Financials (7.4%) - continued
	Westpac Banking Corporation
$375,000	2.974%, (LIBOR 3M + 0.850%), 8/19/2021[b]	$379,058

	Total	76,434,473

Mortgage-Backed Securities (10.2%)
	Federal Home Loan Mortgage Corporation
4,411,518	3.500%, 8/15/2035, Ser. 345, Class C8[j]	463,855
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
9,000,000	2.500%, 10/1/2034[e]	9,077,520
10,300,000	3.500%, 10/1/2034[e]	10,653,258
22,630,000	3.000%, 10/1/2034[e]	23,134,755
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
19,570,000	3.500%, 10/1/2049[e]	20,078,361
41,225,000	3.000%, 10/1/2049[e]	41,853,037

	Total	105,260,786

Technology (1.9%)
	Akamai Technologies, Inc., Convertible
756,000	0.375%, 9/1/2027[g]	770,665
	Apple, Inc.
282,000	2.400%, 1/13/2023	286,605
570,000	3.450%, 5/6/2024	606,902
	Baidu, Inc.
143,000	3.000%, 6/30/2020[k]	143,492
	Booking Holdings, Inc., Convertible
417,000	0.350%, 6/15/2020	623,283
	Broadcom Corporation
288,000	2.650%, 1/15/2023	287,732
	CommScope Technologies Finance, LLC
965,000	6.000%, 6/15/2025[g]	870,912
	Cypress Semiconductor Corporation, Convertible
300,000	4.500%, 1/15/2022	523,088
	Dell International, LLC/EMC Corporation
240,000	4.000%, 7/15/2024[g]	251,033
	Diamond 1 Finance Corporation
444,000	5.450%, 6/15/2023[g]	483,482
	Diamond Sports Group, LLC
1,230,000	6.625%, 8/15/2027[g,k]	1,274,341
	Equinix, Inc.
950,000	5.750%, 1/1/2025	989,235
	Fidelity National Information Services, Inc.
375,000	2.250%, 8/15/2021	375,506
	Fiserv, Inc.
310,000	2.750%, 7/1/2024	315,302
	Global Payments, Inc.
82,000	2.650%, 2/15/2025	82,349
	Harland Clarke Holdings Corporation
570,000	8.375%, 8/15/2022[g]	467,400
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	369,696
163,000	2.250%, 4/1/2023	162,524
	Inception Merger Sub, Inc.
945,000	8.625%, 11/15/2024[g,k]	869,306

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Technology (1.9%) - continued
	Intel Corporation
$160,000	1.700%, 5/19/2021	$159,804
95,000	3.100%, 7/29/2022	98,324
	Intel Corporation, Convertible
578,000	3.250%, 8/1/2039	1,468,108
	j2 Global, Inc., Convertible
487,000	3.250%, 6/15/2029	690,484
	Marvell Technology Group, Ltd.
142,000	4.200%, 6/22/2023	148,847
	Microchip Technology, Inc., Convertible
244,000	1.625%, 2/15/2027	314,105
	Microsoft Corporation
284,000	2.400%, 2/6/2022	287,974
	NCR Corporation
810,000	6.125%, 9/1/2029[g]	853,781
	Nuance Communications, Inc., Convertible
1,608,000	1.250%, 4/1/2025	1,575,840
	NXP BV/NXP Funding, LLC
245,000	4.875%, 3/1/2024[g]	265,689
	Okta, Inc., Convertible
566,000	0.125%, 9/1/2025[g]	512,461
	ON Semiconductor Corporation, Convertible
684,000	1.625%, 10/15/2023	822,475
	Oracle Corporation
95,000	2.500%, 5/15/2022	96,201
	Panasonic Corporation
241,000	2.536%, 7/19/2022[g]	242,469
	Plantronics, Inc.
740,000	5.500%, 5/31/2023[g]	741,850
	Seagate HDD Cayman
86,000	4.250%, 3/1/2022	88,595
	SS&C Technologies, Inc.
920,000	5.500%, 9/30/2027[g]	961,423
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	94,899
	Verint Systems, Inc., Convertible
414,000	1.500%, 6/1/2021	416,255

	Total	19,592,437

Transportation (0.4%)
	Boeing Company
320,000	3.100%, 5/1/2026	335,755
	CSX Corporation
163,000	3.700%, 11/1/2023	172,388
	Delta Air Lines, Inc.
213,000	2.875%, 3/13/2020	213,456
	Hertz Corporation
670,000	5.500%, 10/15/2024[g]	671,005
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	97,165
	Penske Truck Leasing Company, LP
160,000	3.375%, 2/1/2022[g]	163,302
	Ryder System, Inc.
305,000	3.500%, 6/1/2021	311,598
	Union Pacific Corporation
213,000	3.750%, 7/15/2025	229,432
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	92,484
	United Continental Holdings, Inc.
1,240,000	4.875%, 1/15/2025	1,304,604
	XPO Logistics, Inc.
390,000	6.125%, 9/1/2023[g]	402,675

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Transportation (0.4%) - continued
$638,000	6.750%, 8/15/2024[g]	$690,635

	Total	4,684,499

U.S. Government & Agencies (<0.1%)
	U.S. Treasury Notes
500,000	1.750%, 6/30/2024	504,316

	Total	504,316

Utilities (1.1%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	143,690
	Ameren Corporation
90,000	2.700%, 11/15/2020	90,469
160,000	2.500%, 9/15/2024	160,812
	Berkshire Hathaway Energy Company
275,000	2.400%, 2/1/2020	275,203
	Calpine Corporation
870,000	6.000%, 1/15/2022[g]	872,915
520,000	5.375%, 1/15/2023	526,500
	CenterPoint Energy, Inc.
142,000	2.500%, 9/1/2022	142,985
164,000	2.500%, 9/1/2024	163,790
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	141,923
	Dominion Energy, Inc.
163,000	2.715%, 8/15/2021	164,064
163,000	3.071%, 8/15/2024	166,806
	DTE Energy Company
232,000	3.300%, 6/15/2022	237,753
240,000	2.529%, 10/1/2024	240,741
	Duke Energy Corporation
282,000	2.400%, 8/15/2022	284,853
500,000	4.875%, 9/16/2024[b,i]	511,500
	Edison International
472,000	2.950%, 3/15/2023	473,015
	Evergy, Inc.
162,000	2.450%, 9/15/2024	161,720
	Eversource Energy
141,000	2.500%, 3/15/2021	141,441
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	144,000
213,000	2.950%, 1/15/2020	213,291
	FirstEnergy Corporation
214,000	2.850%, 7/15/2022	217,257
	Fortis, Inc.
250,000	2.100%, 10/4/2021	249,167
	Georgia Power Company
162,000	2.200%, 9/15/2024	160,119
	NextEra Energy Operating Partners, LP
1,200,000	3.875%, 10/15/2026[g]	1,200,000
	NiSource, Inc.
230,000	3.650%, 6/15/2023	240,127
745,000	5.650%, 6/15/2023[b,i]	748,725
	Oncor Electric Delivery Company, LLC
245,000	2.750%, 6/1/2024[g]	251,589
	Pinnacle West Capital Corporation
141,000	2.250%, 11/30/2020	140,903
	PPL Capital Funding, Inc.
325,000	3.950%, 3/15/2024	343,087
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	60,609
	Public Service Enterprise Group, Inc.
163,000	2.875%, 6/15/2024	167,271

Principal Amount	Long-Term Fixed Income (49.4%)	Value
Utilities (1.1%) - continued
	Southern Company
$141,000	2.350%, 7/1/2021	$141,424
	TerraForm Power Operating, LLC
1,110,000	5.000%, 1/31/2028[g]	1,154,400
	TransCanada Trust
975,000	5.875%, 8/15/2076[b]	1,031,414

	Total	11,363,563

	Total Long-Term Fixed Income (cost $505,466,679)	512,099,754

Shares	Common Stock (24.8%)	Value
Communications Services (1.3%)
4,873	Activision Blizzard, Inc.	257,879
1,856	Alphabet, Inc., Class Al	2,266,436
1,233	Alphabet, Inc., Class Cl	1,503,027
98,758	Auto Trader Group plc[g]	618,979
7,160	CBS Corporation	289,049
35,830	Comcast Corporation	1,615,217
16,880	DISH Network Corporation[l]	575,102
5,923	Facebook, Inc.[l]	1,054,768
51,000	HKT Trust and HKT, Ltd.	80,902
1,653	Ipsos SA	47,088
7,600	KDDI Corporation	198,305
50,711	Mediaset Espana Comunicacion SAk	326,876
4,201	Rightmove plc	28,425
21,999	Seven West Media, Ltd.[l]	5,796
23,935	Telenor ASA	480,229
80,204	Telstra Corporation, Ltd.	190,121
17,600	TV Asahi Holdings Corporation	277,841
21,997	Twitter, Inc.[l]	906,276
39,070	Verizon Communications, Inc.	2,358,265
3,964	Wolters Kluwer NV	289,234
10,000	Zillow Group, Inc.[l]	295,450

	Total	13,665,265

Consumer Discretionary (2.1%)
1,706	Alibaba Group Holding, Ltd. ADR[l]	285,294
1,626	Amazon.com, Inc.[l]	2,822,590
2,100	AOKI Holdings, Inc.	20,253
3,600	Aoyama Trading Company, Ltd.	62,832
5,872	Aptiv plc	513,330
2,500	Autobacs Seven Company, Ltd.	40,998
29,311	Barratt Developments plc	233,333
5,600	Benesse Holdings, Inc.	145,881
10,233	Berkeley Group Holdings plc	525,405
442	Booking Holdings, Inc.[l]	867,474
3,680	Bright Horizons Family Solutions, Inc.[l]	561,200
1,474	Century Casinos, Inc.[l]	11,394
4,248	Children’s Place, Inc.[k]	327,054
2,700	Chiyoda Company, Ltd.	42,411
2,906	Cie Generale des Etablissements Michelin	323,564
57,100	Citizen Watch Company, Ltd.	280,131
1,773	Compass Group plc	45,624
5,810	Countryside Properties plc[g]	23,983
8,571	Crocs, Inc.[l]	237,931
7,474	D.R. Horton, Inc.	393,955
16,200	Denso Corporation	715,836
1,266	Emerald Expositions Events, Inc.	12,318
10,455	Etsy, Inc.[l]	590,707
1,200	Exedy Corporation	23,529
4,355	G-III Apparel Group, Ltd.[l]	112,228
12,373	Harley-Davidson, Inc.	445,057

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (24.8%)	Value
Consumer Discretionary (2.1%) - continued
8,130	Home Depot, Inc.	$1,886,323
14,040	Lowe’s Companies, Inc.	1,543,838
2,900	Lululemon Athletica, Inc.[l]	558,337
1,001	McDonald’s Corporation	214,925
1,960	Mohawk Industries, Inc.[l]	243,177
51,737	Moneysupermarket.com Group plc	240,603
5,455	Movado Group, Inc.	135,611
1,208	Netflix, Inc.[l]	323,285
17,700	NHK Spring Company, Ltd.	135,783
6,395	NIKE, Inc.	600,618
139,800	Nissan Motor Company, Ltd.	872,821
7,475	Norwegian Cruise Line Holdings, Ltd.[l]	386,981
2,500	Onward Holdings Company, Ltd.	13,025
3,054	Oxford Industries, Inc.	218,972
10,100	Park24 Company, Ltd.	234,633
3,674	Playa Hotels and Resorts NVl	28,767
1,900	Plenus Company, Ltd.[k]	31,920
16,447	Red Rock Resorts, Inc.	333,956
25,735	Redrow plc	195,443
3,700	RHk,l	632,071
1,800	Rinnai Corporation	121,289
5,200	Sangetsu Company, Ltd.	98,230
32,400	Sekisui House, Ltd.	639,323
1,300	SHIMAMURA Company, Ltd.	103,282
4,890	Sony Corporation ADR	289,146
3,092	Starbucks Corporation	273,395
1,200	Sumitomo Forestry Company, Ltd.	16,023
45,500	Sumitomo Rubber Industries, Ltd.	541,813
8,488	Super Retail Group, Ltd.	56,838
1,000	Takara Standard Company, Ltd.	16,555
98,996	Taylor Wimpey plc	196,499
14,405	Toll Brothers, Inc.	591,325
21,700	Toyoda Gosei Company, Ltd.	436,851
2,100	United Arrows, Ltd.	61,483
3,460	WH Smith plc	84,545
15,800	Yahoo Japan Corporation	44,515
5,717	Zumiez, Inc.[l]	181,086

	Total	22,247,599

Consumer Staples (1.7%)
3,100	Arcs Company, Ltd.	65,182
12,225	Bunge, Ltd.	692,180
4,040	Carlsberg AS	597,023
1,808	Casey’s General Stores, Inc.	291,377
15,122	Coca-Cola Company	823,242
15,531	Colgate-Palmolive Company	1,141,684
977	Costco Wholesale Corporation	281,483
30,445	Cott Corporation	379,649
4,010	ForFarmers BV	25,260
972	Glanbia plc	12,078
32,305	Hain Celestial Group, Inc.[k,l]	693,750
70,500	Japan Tobacco, Inc.	1,544,630
3,199	John B. Sanfilippo & Son, Inc.	309,023
3,180	Kimberly-Clark Corporation	451,719
539	L’Oreal SA	150,742
1,000	Ministop Company, Ltd.	12,886
4,149	Monster Beverage Corporation[l]	240,891
8,186	Nestle SA	887,809
9,291	PepsiCo, Inc.	1,273,796
7,075	Philip Morris International, Inc.	537,205
10,140	Procter & Gamble Company	1,261,213
8,800	Sugi Holdings Company, Ltd.	477,579
18,300	Sundrug Company, Ltd.	577,427
37,776	SunOpta, Inc.[l]	67,997
7,950	TreeHouse Foods, Inc.[l]	440,827
1,400	TSURUHA Holdings, Inc.	152,885

Shares	Common Stock (24.8%)	Value
Consumer Staples (1.7%) - continued
9,612	Turning Point Brands, Inc.	$221,653
15,477	Unilever NV	929,357
25,159	Unilever plc	1,512,097
15,221	Wal-Mart Stores, Inc.	1,806,428

	Total	17,859,072

Energy (1.4%)
18,773	BP plc ADR	713,186
15,110	Chevron Corporation	1,792,046
14,304	Contura Energy, Inc.[l]	399,940
3,525	Diamondback Energy, Inc.	316,933
43,050	Enbridge, Inc.	1,510,194
69,881	Enterprise Products Partners, LP	1,997,199
20,000	EQT Corporation	212,800
47,141	Euronav NVk	433,697
525	Exxon Mobil Corporation	37,070
644	Gaztransport Et Technigaz SA	63,717
16,269	Halliburton Company	306,671
49,590	Marathon Oil Corporation	608,469
13,961	Marathon Petroleum Corporation	848,131
11,351	Nine Energy Service, Inc.[l]	70,036
28,877	Pacific Drilling SAk,[l]	112,909
37,350	Patterson-UTI Energy, Inc.	319,342
4,422	Pioneer Natural Resources Company	556,155
30,688	Royal Dutch Shell plc, Class A	900,012
42,104	Royal Dutch Shell plc, Class B	1,244,396
6,277	Talos Energy, Inc.[l]	127,611
60,000	Williams Companies, Inc.	1,443,600
30,741	WPX Energy, Inc.[l]	325,547

	Total	14,339,661

Financials (4.4%)
5,216	AB Industrivarden	114,105
12,970	Aflac, Inc.	678,590
5,339	Allianz SE	1,242,774
21,300	Ally Financial, Inc.	706,308
1,645	American Express Company	194,571
7,113	American Financial Group, Inc.	767,137
7,840	American International Group, Inc.	436,688
3,195	Ameriprise Financial, Inc.	469,984
15,890	Ares Capital Corporation	296,110
1,816	Argo Group International Holdings, Ltd.	127,556
29,602	Assured Guaranty, Ltd.	1,316,105
1,718	Baloise Holding AG	307,822
57,513	Bank Leumi Le-Israel BM	409,483
79,478	Bank of America Corporation	2,318,373
384	Bank of Marin Bancorp	15,932
13,845	Bank of Montreal	1,019,734
3,066	Berkshire Hathaway, Inc.[l]	637,789
1,322	BlackRock, Inc.	589,136
2,112	BOK Financial Corporation	167,165
8,337	Bridgewater Bancshares, Inc.[l]	99,544
5,213	BrightSphere Investment Group	51,661
10,910	Capital One Financial Corporation	992,592
5,543	Charles Schwab Corporation	231,864
4,100	Chubb, Ltd.	661,904
58,868	CI Financial Corporation	858,904
28,763	Citigroup, Inc.	1,986,948
21,446	CNP Assurances	414,437
4,897	Cohen & Steers, Inc.	268,992
4,890	Comerica, Inc.	322,691
1,543	Community Trust Bancorp, Inc.	65,701
52,800	DBS Group Holdings, Ltd.	955,211
958	Deutsche Boerse AG	149,409
19,665	Deutsche Pfandbriefbank AGg	239,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (24.8%)	Value
Financials (4.4%) - continued
33,702	Direct Line Insurance Group plc	$124,343
24,807	DnB ASA	437,297
15,618	E*TRADE Financial Corporation	682,350
2,536	Ellington Residential Mortgage REIT	26,729
10,491	Euronext NVg	859,016
384	FBL Financial Group, Inc.	22,852
33,690	Fifth Third Bancorp	922,432
461	Financial Institutions, Inc.	13,913
3,210	First Busey Corporation	81,149
947	First Citizens BancShares, Inc.	446,558
418	First Defiance Financial Corporation	12,107
177	First Financial Corporation	7,694
6,514	First Interstate BancSystem, Inc.	262,123
298	First Mid-Illinois Bancshares, Inc.	10,317
5,400	First Republic Bank	522,180
80,907	FlexiGroup, Ltd.	139,509
1,259	Goldman Sachs Group, Inc.	260,903
3,831	Golub Capital BDC, Inc.	72,176
1,986	Great Southern Bancorp, Inc.	113,103
2,386	Hamilton Lane, Inc.	135,907
23,509	Hartford Financial Services Group, Inc.	1,424,880
5,344	Heartland Financial USA, Inc.	239,091
22,662	Heritage Commerce Corporation	266,392
1,202	Hometrust Bancshares, Inc.	31,336
5,071	Horace Mann Educators Corporation	234,939
2,685	Houlihan Lokey, Inc.	121,094
119,086	HSBC Holdings plc	912,463
5,802	IBERIABANK Corporation	438,283
543	Independent Bank Corporation	11,574
4,147	Intercontinental Exchange, Inc.	382,644
134,573	Israel Discount Bank, Ltd.	591,474
13,003	J.P. Morgan Chase & Company	1,530,323
2,197	Kemper Corporation	171,256
40,730	KeyCorp	726,623
807	Lakeland Bancorp, Inc.	12,452
9,840	Laurentian Bank of Canada	334,449
47,095	Manulife Financial Corporation	863,802
614	Markel Corporation[l]	725,687
77,488	Medibank Private, Ltd.	177,953
10,722	Meridian Bancorp, Inc.	201,038
11,360	MetLife, Inc.	535,738
3,980	MidWestOne Financial Group, Inc.	121,470
632	Moody’s Corporation	129,453
9,450	Morgan Stanley	403,232
8,605	National Bank of Canada	428,155
5,608	Northern Trust Corporation	523,339
2,524	Paragon Banking Group plc	14,967
2,610	Pargesa Holding SA	200,757
14,485	PCSB Financial Corporation	289,555
330	Peapack-Gladstone Financial Corporation	9,250
2,040	Primerica, Inc.	259,549
9,919	Prosight Global, Inc.[l]	192,032
3,720	Prudential Financial, Inc.	334,614
268	QCR Holdings, Inc.	10,179
19,550	Radian Group, Inc.	446,522
7,250	Raymond James Financial, Inc.	597,835
4,862	Royal Bank of Canada	394,399
1,068	S&P Global, Inc.	261,639
11,313	Santander Consumer USA Holdings, Inc.	288,595
10,923	Seacoast Banking Corporation of Florida[l]	276,461
2,800	Senshu Ikeda Holdings, Inc.	4,862
13,852	Skandinaviska Enskilda Banken AB	127,282

Shares	Common Stock (24.8%)	Value
Financials (4.4%) - continued
33,152	SLM Corporation	$292,566
4,773	State Auto Financial Corporation	154,597
3,527	State Street Corporation	208,763
6,055	Sun Life Financial, Inc.	270,746
12,593	Synovus Financial Corporation	450,326
5,621	Topdanmark AS	271,338
23,963	Toronto-Dominion Bank	1,397,246
5,598	TrustCo Bank Corporation	45,624
19,690	U.S. Bancorp	1,089,645
6,508	United Community Banks, Inc.	184,502
273	Washington Trust Bancorp, Inc.	13,189
367	Wells Fargo & Company	18,511
27,862	Zions Bancorporations NA	1,240,416

	Total	45,152,738

Health Care (3.3%)
4,223	Abbott Laboratories	353,338
5,889	Amgen, Inc.	1,139,580
2,688	Amplifon SPA	65,947
6,202	Anthem, Inc.	1,489,100
15,700	Bausch Health Companies, Inc.[l]	343,045
846	Becton, Dickinson and Company	214,004
846	Biogen, Inc.[l]	196,966
3,452	Catalent, Inc.[l]	164,522
1,662	Cigna Holding Company	252,275
17,726	CVS Health Corporation	1,117,979
14,670	Danaher Corporation	2,118,788
5,656	Edwards Lifesciences Corporation[l]	1,243,811
26,759	Gilead Sciences, Inc.	1,695,985
68,559	GlaxoSmithKline plc	1,469,528
27,931	Halozyme Therapeutics, Inc.[l]	433,210
915	Humana, Inc.	233,938
1,011	Illumina, Inc.[l]	307,566
724	Intuitive Surgical, Inc.[l]	390,909
3,200	Jazz Pharmaceuticals, Inc.[l]	410,048
21,969	Johnson & Johnson	2,842,349
1,400	KYORIN Holdings, Inc.	23,241
2,589	LHC Group, Inc.[l]	294,007
2,625	Ligand Pharmaceuticals, Inc.[k,l]	261,293
428	LNA Sante	21,874
23,452	Medtronic plc	2,547,356
25,449	Merck & Company, Inc.	2,142,297
6,500	Mitsubishi Tanabe Pharma Corporation	71,632
1,423	Neurocrine Biosciences, Inc.[l]	128,227
22,171	Novartis AG	1,924,154
34,046	Novo Nordisk AS	1,759,367
10,986	Optinose, Inc.[k,l]	76,902
1,393	PerkinElmer, Inc.	118,642
17,590	Pfizer, Inc.	632,009
12,025	Recordati SPA	515,740
5,850	Roche Holding AG	1,703,314
7,708	Syneos Health, Inc.[l]	410,143
4,818	Thermo Fisher Scientific, Inc.	1,403,339
10,225	UnitedHealth Group, Inc.	2,222,097
3,650	Universal Health Services, Inc.	542,938
1,492	Vertex Pharmaceuticals, Inc.[l]	252,775
20,067	Wright Medical Group NVl	413,982
3,238	Zoetis, Inc.	403,422

	Total	34,351,639

Industrials (3.5%)
1,652	Aalberts NV	65,421
4,714	ACS Actividades de Construccion y Servicios, SA	188,353
12,701	AGCO Corporation	961,466

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (24.8%)	Value
Industrials (3.5%) - continued
21,107	Altra Industrial Motion Corporation	$584,558
8,726	AMETEK, Inc.	801,221
8,282	Arcosa, Inc.	283,327
6,320	ASGN, Inc.[l]	397,275
28,245	Atlas Copco AB, Class A	869,752
15,180	Atlas Copco AB, Class B	411,060
3,632	AZZ, Inc.	158,210
1,314	Boeing Company	499,938
2,495	CBIZ, Inc.[l]	58,632
2,970	CIA De Distribucion Integral	57,871
2,301	Crane Company	185,530
1,353	CSW Industrials, Inc.	93,398
5,521	CSX Corporation	382,440
6,219	Curtiss-Wright Corporation	804,552
15,550	Delta Air Lines, Inc.	895,680
7,554	EMCOR Group, Inc.	650,550
9,330	Emerson Electric Company	623,804
6,120	Encore Wire Corporation	344,434
35	Geberit AG	16,726
7,576	General Dynamics Corporation	1,384,362
360	Gorman-Rupp Company	12,524
2,375	Granite Construction, Inc.	76,309
2,300	GS Yuasa Corporation	39,947
37,331	GWA Group, Ltd.	85,458
600	Hanwa Company, Ltd.	16,473
7,100	Hino Motors, Ltd.	58,838
15,985	Honeywell International, Inc.	2,704,662
4,250	Huntington Ingalls Industries, Inc.	900,107
1,821	ICF International, Inc.	153,820
3,409	IDEX Corporation	558,667
4,700	Inaba Denki Sangyo Company, Ltd.	206,383
4,970	Ingersoll-Rand plc	612,354
10,950	Johnson Controls International plc	480,596
11,297	Koninklijke Philips NV	522,026
11,420	Legrand SA	815,047
3,222	Lockheed Martin Corporation	1,256,773
45,700	Marubeni Corporation	304,772
500	Masonite International Corporation[l]	29,000
20,500	Mitsubishi Corporation	504,770
3,600	Mitsuboshi Belting, Ltd.	59,270
44,900	Mitsui & Company, Ltd.	737,546
8,185	MRC Global, Inc.[l]	99,284
14,507	National Express Group plc	77,234
12,000	Nitto Kogyo Corporation	228,164
6,161	Nobina ABg	38,504
4,222	Norfolk Southern Corporation	758,525
4,414	Northgate plc	17,910
1,925	Old Dominion Freight Line, Inc.	327,192
22,312	PageGroup plc	120,277
3,400	Parker Hannifin Corporation	614,074
21,092	Primoris Services Corporation	413,614
5,419	Raven Industries, Inc.	181,320
40,881	RELX plc	970,907
9,364	Ritchie Brothers Auctioneers, Inc.	373,624
936	Roper Industries, Inc.	333,778
2,230	Saia, Inc.[l]	208,951
7,410	Sandvik AB	115,359
8,645	Schneider Electric SE	755,940
19,973	Signify NVg	548,912
27,065	SKF AB	446,928
70,900	Sojitz Corporation	220,561
19,250	Southwest Airlines Company	1,039,692
1,916	Spirax-Sarco Engineering plc	184,594
973	Standex International Corporation	70,971
39,200	Sumitomo Corporation	613,694
63,900	Sumitomo Electric Industries, Ltd.	815,455

Shares	Common Stock (24.8%)	Value
Industrials (3.5%) - continued
1,800	Taikisha, Ltd.	$54,500
2,415	Teledyne Technologies, Inc.[l]	777,606
4,800	Toppan Forms Company, Ltd.	45,594
3,376	Transcontinental, Inc.	39,446
3,700	Tsubakimoto Chain Company	119,094
274	UniFirst Corporation	53,463
6,950	United Airlines Holdings, Inc.[l]	614,449
16,932	United Technologies Corporation	2,311,557
2,870	Valmont Industries, Inc.	397,323
7,219	Verisk Analytics, Inc.	1,141,613
1,343	Waste Connections, Inc.	123,556
2,100	Yuasa Trading Company, Ltd.	60,114

	Total	36,167,681

Information Technology (4.7%)
4,554	Accenture plc	875,962
2,531	Advanced Energy Industries, Inc.[l]	145,305
60,773	Advanced Micro Devices, Inc.[l]	1,761,809
11,600	Akamai Technologies, Inc.[l]	1,060,008
4,300	Alliance Data Systems Corporation	550,959
10,139	Amadeus IT Holding SA	726,478
7,994	Amphenol Corporation	771,421
3,629	ANSYS, Inc.[l]	803,315
17,744	Apple, Inc.	3,974,124
794	Arista Networks, Inc.[l]	189,702
5,942	Automatic Data Processing, Inc.	959,158
4,889	Blackline, Inc.[l]	233,743
28,500	Canon, Inc.	762,152
8,491	Capgemini SA	999,828
19,725	CGI, Inc.[l]	1,559,717
22,652	Ciena Corporation[l]	888,638
91,280	Cisco Systems, Inc.	4,510,145
4,534	Clearwater Energy, Inc.	78,620
3,602	Computer Services, Inc.	163,891
29,695	Computershare, Ltd.	324,621
7,550	DocuSign, Inc.[l]	467,496
16,015	Dolby Laboratories, Inc.	1,035,210
3,195	Euronet Worldwide, Inc.[l]	467,428
561	Fair Isaac Corporation[l]	170,275
1,517	Fiserv, Inc.[l]	157,146
36,755	Halma plc	889,666
471	International Business Machines Corporation	68,493
3,405	Intuit, Inc.	905,526
4,250	KLA-Tencor Corporation	677,662
1,900	Lam Research Corporation	439,109
6,738	Lattice Semiconductor Corporation[l]	123,204
6,477	MasterCard, Inc.	1,758,959
43,152	Micron Technology, Inc.[l]	1,849,063
45,103	Microsoft Corporation	6,270,670
401	MicroStrategy, Inc.[l]	59,496
1,068	Monolithic Power Systems, Inc.	166,213
3,924	Motorola Solutions, Inc.	668,689
8,539	National Instruments Corporation	358,553
6,300	NEC Networks & System Integration Corporation	171,570
2,050	Nice, Ltd. ADR[l]	294,790
1,574	NVIDIA Corporation	273,986
22,586	Oracle Corporation	1,242,908
5,019	PayPal Holdings, Inc.[l]	519,918
6,959	Plexus Corporation[l]	435,007
5,710	QUALCOMM, Inc.	435,559
2,503	Rogers Corporation[l]	342,185
2,400	Ryoyo Electro Corporation	41,169
11,645	SailPoint Technologies Holdings, Inc.[l]	217,645
2,682	Salesforce.com, Inc.[l]	398,116

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Common Stock (24.8%)	Value
Information Technology (4.7%) - continued
473	Samsung Electronics Company, Ltd. GDR	$481,931
12,100	Shinko Electric Industries Company, Ltd.	103,843
2,490	Square, Inc.[l]	154,255
5,629	Synopsys, Inc.[l]	772,580
7,053	TE Connectivity, Ltd.	657,199
10,550	Teradata Corporation[l]	327,050
10,650	Teradyne, Inc.	616,741
16,303	Texas Instruments, Inc.	2,107,000
1,025	TTM Technologies, Inc.[l]	12,500
1,620	VeriSign, Inc.[l]	305,581
7,218	Virtusa Corporation[l]	259,992
5,610	Visa, Inc.	964,976
691	Workday, Inc.[l]	117,442

	Total	49,126,397

Materials (0.9%)
12,960	Alcoa Corporation[l]	260,107
1,746	Balchem Corporation	173,186
8,400	Ball Corporation	611,604
27,689	BHP Group, Ltd.	684,211
4,145	Boise Cascade Company	135,086
13,360	CF Industries Holdings, Inc.	657,312
10,350	Eastman Chemical Company	764,141
5,274	Ecolab, Inc.	1,044,463
12,215	Granges AB	124,655
2,257	Hexpol AB	17,323
3,100	Hokuetsu Corporation	15,577
18,000	JSR Corporation	289,814
1,421	Kadant, Inc.	124,750
1,096	Kaiser Aluminum Corporation	108,471
5,474	Koninklijke DSM NV	658,973
11,900	Kyoei Steel, Ltd.	224,221
2,000	Lintec Corporation	39,813
16,319	Louisiana-Pacific Corporation	401,121
12,000	Mitsubishi Gas Chemical Company, Inc.	161,399
1,600	Nippon Kayaku Company, Ltd.	19,185
49,000	Nippon Steel Corporation	686,605
5,510	Nucor Corporation	280,514
1,191	PPG Industries, Inc.	141,145
26,647	Sandfire Resources NL	118,118
700	Sanyo Special Steel Company, Ltd.	9,385
13,850	Steel Dynamics, Inc.	412,730
1,700	Taiyo Holdings Company, Ltd.	57,468
8,200	Toagosei Company, Ltd.	92,986
2,550	United States Lime & Minerals, Inc.	195,075
8,946	UPM-Kymmene Oyj	264,164
15,234	Verso Corporation[l]	188,597

	Total	8,962,199

Real Estate (1.0%)
3,287	Agree Realty Corporation	240,444
4,027	Alexandria Real Estate Equities, Inc.	620,319
4,240	Allied Properties REIT	171,443
4,231	Alstria Office REIT AG	72,587
9,364	American Campus Communities, Inc.	450,221
2,625	American Tower Corporation	580,466
7,380	Apple Hospitality REIT, Inc.	122,360
32,900	Ascendas REIT	74,302
6,393	Camden Property Trust	709,687
9,721	Castellum AB	208,117
4,667	Choice Properties REIT	50,867
114	Cofinimmo SA	16,054
1,400	CoreSite Realty Corporation	170,590

Shares	Common Stock (24.8%)	Value
Real Estate (1.0%) - continued
8,793	Cousins Properties, Inc.	$330,529
5,000	Daito Trust Construction Company, Ltd.	640,392
983	Deutsche EuroShop AG	27,727
3,276	Digital Realty Trust, Inc.	425,258
14,886	Duke Realty Corporation	505,677
1,284	Entra ASA[g]	20,138
1,897	First Capital Realty, Inc.	31,601
39	GLP J-Reit	51,723
7,318	Granite REIT	354,342
2,422	H&R REIT	42,285
37,116	Host Hotels & Resorts, Inc.	641,736
70,000	Hysan Development Company, Ltd.	282,284
18,122	Klepierre SA	615,434
387	LEG Immobilien AG	44,286
31,400	Mapletree Commercial Trust	52,052
21,000	Mapletree Logistics Trust	24,618
6,326	Merlin Properties Socimi SA	88,320
26,314	MGIC Investment Corporation	331,030
180,939	Mirvac Group	373,796
9,682	Physicians Realty Trust	171,856
2,915	PSP Swiss Property AG	370,094
7,475	QTS Realty Trust, Inc.	384,290
6,371	Quebecor, Inc.	144,650
5,367	RioCan REIT	106,866
22,000	Road King Infrastructure, Ltd.	37,163
1,257	Swiss Prime Site AG	123,015
9,216	TAG Immobilien AG	210,315
2,468	Terreno Realty Corporation	126,090
50,700	Wing Tai Holdings, Ltd.	75,194

	Total	10,120,218

Utilities (0.5%)
41,677	AGL Energy, Ltd.	539,174
10,300	Alliant Energy Corporation	555,479
8,650	CMS Energy Corporation	553,168
9,340	Contact Energy, Ltd.	49,953
25,188	Enagas SA	582,261
5,800	Entergy Corporation	680,688
24,612	Exelon Corporation	1,189,006
3,347	New Jersey Resources Corporation	151,351
3,348	Northland Power, Inc.	64,238
2,374	NorthWestern Corporation	178,169
5,555	PNM Resources, Inc.	289,304
7,300	Public Service Enterprise Group, Inc.	453,184
2,227	Spire, Inc.	194,283
495	Unitil Corporation	31,403

	Total	5,511,661

	Total Common Stock (cost $236,344,082)	257,504,130

Shares	Registered Investment Companies (6.9%)	Value
Unaffiliated (1.9%)
2,483	Consumer Discretionary Select Sector SPDR Fund	299,698
95,000	Invesco Senior Loan ETF	2,146,050
2,972	iShares Russell 2000 Value Index Fund	354,887
1,700	iShares S&P U.S. Preferred Stock Index Fund	63,801
4,480	Materials Select Sector SPDR Fund	260,736
52,240	SPDR BBG Barclay’s Convertible Securities ETF	2,739,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Registered Investment Companies (6.9%)	Value
Unaffiliated (1.9%) - continued
58,220	SPDR Bloomberg Barclays High Yield Bond ETF	$6,330,843
5,736	SPDR S&P Metals & Mining ETF	145,981
2,729	SPDR S&P Retail ETF	115,791
13,056	VanEck Vectors Oil Services ETF	153,408
19,268	Vanguard Real Estate ETF	1,796,741
63,950	Vanguard Short-Term Corporate Bond ETF	5,183,147

	Total	19,591,071

Affiliated (5.0%)
5,278,319	Thrivent Core Emerging Markets Debt Fund	51,780,306

	Total	51,780,306

	Total Registered Investment Companies (cost $70,554,172)	71,371,377

Shares	Preferred Stock (2.1%)	Value
Communications Services (0.1%)
908	Crown Castle International Corporation, Convertible, 6.875%	1,147,758

	Total	1,147,758

Consumer Staples (0.2%)
31,000	CHS, Inc., 6.750%[b,i]	815,920
42,600	CHS, Inc., 7.100%[b,i]	1,133,586

	Total	1,949,506

Energy (0.3%)
255,540	Crestwood Equity Partners, LP, 9.250%[i]	2,359,912
6,975	Energy Transfer Operating, LP, 7.600%[b,i]	176,747
30,317	Nustar Logistics, LP, 9.037%[b]	784,907

	Total	3,321,566

Financials (1.1%)
8,335	Agribank FCB, 6.875%[b,i]	891,845
20,000	Allstate Corporation, 5.100%[i]	525,200
17,600	Bank of America Corporation, 5.000%[i,k]	451,616
405	Bank of America Corporation, Convertible, 7.250%[i]	607,180
19,925	Capital One Financial Corporation, 5.000%[i,l]	497,527
12,970	Cobank ACB, 6.250%[b,i]	1,361,850
20,947	Federal National Mortgage Association, 0.000%[i,k,l]	279,642
945	First Tennessee Bank NA, 3.750%[b,g,i]	689,850
38,150	GMAC Capital Trust I, 7.943%[b]	999,912
21,740	Hartford Financial Services Group, Inc., 7.875%[b]	633,938
27,084	Morgan Stanley, 7.125%[b,i,k]	777,311
17,500	Regions Financial Corporation, 5.700%[b,i]	495,075
3,500	Synovus Financial Corporation, 5.875%[b,i]	93,380
2,167	Wells Fargo & Company, Convertible, 7.500%[i]	3,299,236

	Total	11,603,562

Shares	Preferred Stock (2.1%)	Value
Health Care (0.1%)
768	Danaher Corporation, Convertible, 4.750%[k]	$871,196

	Total	871,196

Industrials (<0.1%)
303	Fortive Corporation, Convertible, 5.000%	273,345

	Total	273,345

Real Estate (0.1%)
20,490	Colony Capital, Inc., 8.750%[i]	518,192

	Total	518,192

Utilities (0.2%)
348	Sempra Energy, Convertible, 6.000%	41,134
30,442	Southern Company, Convertible, 6.750%[l]	1,628,951

	Total	1,670,085

	Total Preferred Stock (cost $20,139,277)	21,355,210

Shares	Collateral Held for Securities Loaned (0.7%)	Value
7,110,506	Thrivent Cash Management Trust	7,110,506

	Total Collateral Held for Securities Loaned (cost $7,110,506)	7,110,506

Shares or Principal Amount	Short-Term Investments (15.1%)	Value
	Federal Home Loan Bank Discount Notes
300,000	2.190%, 10/2/2019[m,n]	299,984
4,000,000	1.950%, 10/16/2019[m,n]	3,996,867
300,000	1.995%, 10/30/2019[m,n]	299,546
1,200,000	1.980%, 11/5/2019[m,n]	1,197,806
1,200,000	1.953%, 11/8/2019[m,n]	1,197,619
	Thrivent Core Short-Term Reserve Fund
14,965,785	2.230%	149,657,855
	U.S. Treasury Bills
300,000	1.919%, 11/29/2019[m,o]	299,114

	Total Short-Term Investments (cost $156,948,378)	156,948,791

	Total Investments (cost $1,123,638,775) 111.0%	$1,150,384,329

	Other Assets and Liabilities, Net (11.0%)	(114,194,749)

	Total Net Assets 100.0%	$1,036,189,580

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	In bankruptcy. Interest is not being accrued.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $199,028,967 or 19.2% of total net assets.

h

Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2019.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

k	All or a portion of the security is on loan.
l	Non-income producing security.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
o	At September 30, 2019, $44,867 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of September 30, 2019:

Securities Lending Transactions
Common Stock	$3,282,620
Long-Term Fixed Income	3,592,452
Total lending	$6,875,072
Gross amount payable upon return of collateral for securities loaned	$7,110,506
Net amounts due to counterparty	$235,434

Definitions:
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
COF 11	-	11th District Cost of Funds
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note
Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,741,082	–	4,023,134	717,948
Capital Goods	9,104,499	–	8,317,434	787,065
Communications Services	30,071,363	–	28,186,604	1,884,759
Consumer Cyclical	19,427,464	–	16,959,960	2,467,504
Consumer Non-Cyclical	22,812,689	–	22,812,689	–
Energy	9,007,474	–	8,357,798	649,676
Financials	18,381,452	–	17,372,789	1,008,663
Technology	7,938,683	–	7,938,683	–
Utilities	2,509,855	–	1,937,863	571,992
Long-Term Fixed Income
Asset-Backed Securities	49,863,547	–	49,863,547	–
Basic Materials	8,409,368	–	8,409,368	–
Capital Goods	23,515,904	–	23,515,904	–
Collateralized Mortgage Obligations	95,272,418	–	95,272,418	–
Communications Services	33,678,810	–	33,678,810	–
Consumer Cyclical	30,632,396	–	30,632,396	–
Consumer Non-Cyclical	27,812,927	–	27,812,927	–
Energy	25,074,310	–	25,074,310	–
Financials	76,434,473	–	73,712,567	2,721,906
Mortgage-Backed Securities	105,260,786	–	105,260,786	–
Technology	19,592,437	–	19,592,437	–
Transportation	4,684,499	–	4,684,499	–
U.S. Government & Agencies	504,316	–	504,316	–
Utilities	11,363,563	–	11,363,563	–
Common Stock
Communications Services	13,665,265	11,121,469	2,543,796	–
Consumer Discretionary	22,247,599	15,622,345	6,625,254	–
Consumer Staples	17,859,072	10,914,117	6,944,955	–
Energy	14,339,661	12,131,536	2,208,125	–
Financials	45,152,738	31,891,048	13,261,690	–
Health Care	34,351,639	26,796,842	7,554,797	–
Industrials	36,167,681	25,734,781	10,432,900	–
Information Technology	49,126,397	43,065,422	6,060,975	–
Materials	8,962,199	5,498,302	3,463,897	–
Real Estate	10,120,218	5,810,553	4,309,665	–
Utilities	5,511,661	4,276,035	1,235,626	–
Preferred Stock
Communications Services	1,147,758	1,147,758	–	–
Consumer Staples	1,949,506	1,949,506	–	–
Energy	3,321,566	3,321,566	–	–
Financials	11,603,562	8,660,017	2,943,545	–
Health Care	871,196	871,196	–	–
Industrials	273,345	273,345	–	–
Real Estate	518,192	518,192	–	–
Utilities	1,670,085	1,670,085	–	–
Registered Investment Companies Unaffiliated	19,591,071	19,591,071	–	–
Short-Term Investments	7,290,936	–	7,290,936	–
Subtotal Investments in Securities	$941,835,662	$230,865,186	$700,160,963	$10,809,513
Other Investments *	Total
Affiliated Short-Term Investments	149,657,855
Affiliated Registered Investment Companies	51,780,306
Collateral Held for Securities Loaned	7,110,506
Subtotal Other Investments	$208,548,667

Total Investments at Value	$1,150,384,329

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	394,444	394,444	–	–
Total Asset Derivatives	$394,444	$394,444	$–	$–
Liability Derivatives
Futures Contracts	746,148	746,148	–	–
Total Liability Derivatives	$746,148	$746,148	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of September 30, 2019. Investments and/or cash totaling $6,991,822 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	321	December 2019	$42,262,690	($432,377)
CBOT 2-Yr. U.S. Treasury Note	148	December 2019	31,967,298	(73,299)
CBOT 5-Yr. U.S. Treasury Note	67	December 2019	8,034,418	(51,472)
CBOT U.S. Long Bond	70	December 2019	11,456,166	(94,291)
CME Euro Foreign Exchange Currency	65	December 2019	8,991,989	(84,958)
CME Ultra Long Term U.S. Treasury Bond	1	December 2019	193,292	(1,386)
Eurex Euro STOXX 50 Index	233	December 2019	8,910,311	117,941
ICE mini MSCI EAFE Index	18	December 2019	1,716,925	(8,365)
Total Futures Long Contracts			$113,533,089	($628,207)
CME E-mini Russell 2000 Index	(56)	December 2019	($4,436,415)	$166,415
CME E-mini S&P 500 Index	(75)	December 2019	(11,279,463)	110,088
Total Futures Short Contracts			($15,715,878)	$276,503
Total Futures Contracts			$97,817,211	($351,704)

Reference Description:
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$44,210	$4,158	$–	$51,780	5,278	5.0%
Total Affiliated Registered Investment Companies	44,210			51,780		5.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	95,963	313,086	259,391	149,658	14,966	14.4
Total Affiliated Short-Term Investments	95,963			149,658		14.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	10,250	83,819	86,958	7,111	7,111	0.7
Total Collateral Held for Securities Loaned	10,250			7,111		0.7
Total Value	$150,423			$208,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$3,413	$–	$1,658
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	2,363
Total Income from Affiliated Investments				$4,021
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	44
Total Affiliated Income from Securities Loaned, Net				$44
Total	$–	$3,413	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.2%)	Value
Basic Materials (2.4%)
	BHP Billiton Finance USA, Ltd.
$100,000	6.750%, 10/19/2075[a,b]	$116,875
	First Quantum Minerals, Ltd.
125,000	7.250%, 4/1/2023[a]	123,125
	Olin Corporation
125,000	5.125%, 9/15/2027	127,812
	Peabody Securities Finance Corporation
60,000	6.375%, 3/31/2025[a]	59,288
	Tronox Finance plc
60,000	5.750%, 10/1/2025[a]	56,745

	Total	483,845

Capital Goods (3.8%)
	AECOM
20,000	5.875%, 10/15/2024	21,740
30,000	5.125%, 3/15/2027	31,500
	Aerojet Rocketdyne Holdings, Inc., Convertible
17,000	2.250%, 12/15/2023	33,894
	Amsted Industries, Inc.
50,000	5.625%, 7/1/2027[a]	52,750
	Ardagh Packaging Finance plc
125,000	6.000%, 2/15/2025[a]	130,700
	Bombardier, Inc.
50,000	7.500%, 3/15/2025[a]	49,937
	Building Materials Corporation of America
50,000	6.000%, 10/15/2025[a]	52,423
	Covanta Holding Corporation
50,000	6.000%, 1/1/2027	52,625
	General Electric Company
100,000	5.000%, 1/21/2021[b,c]	94,875
	H&E Equipment Services, Inc.
125,000	5.625%, 9/1/2025	128,675
	KBR, Inc., Convertible
5,000	2.500%, 11/1/2023[a]	5,785
	Textron Financial Corporation
150,000	3.893%, (LIBOR 3M + 1.735%), 2/15/2042[a,b]	113,440
	TTM Technologies, Inc., Convertible
9,000	1.750%, 12/15/2020	12,000

	Total	780,344

Collateralized Mortgage Obligations (1.2%)
	GMACM Mortgage Loan Trust
42,528	4.632%, 11/19/2035, Ser. 2005-AR6, Class 1A1[b]	42,044
	Residential Accredit Loans, Inc. Trust
78,702	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	74,582
	WaMu Mortgage Pass Through Certificates
77,726	3.326%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	73,663
	Wells Fargo Mortgage Backed Securities Trust
46,014	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	45,383

	Total	235,672

Communications Services (6.8%)
	AMC Networks, Inc.
115,000	5.000%, 4/1/2024	118,450

Principal Amount	Long-Term Fixed Income (51.2%)	Value
Communications Services (6.8%) - continued
	CCO Holdings, LLC
$125,000	5.500%, 5/1/2026[a]	$130,925
	DISH Network Corporation, Convertible
84,000	3.375%, 8/15/2026	76,961
	Embarq Corporation
30,000	7.995%, 6/1/2036	29,653
	Frontier Communications Corporation
35,000	8.000%, 4/1/2027[a]	36,914
	GCI Liberty, Inc., Convertible
55,000	1.750%, 9/30/2046[a]	66,894
	IAC FinanceCo, Inc., Convertible
12,000	0.875%, 10/1/2022[a]	18,305
	Level 3 Communications, Inc.
125,000	5.375%, 1/15/2024	127,481
	Liberty Media Corporation, Convertible
34,000	1.000%, 1/30/2023	42,579
	Neptune Finco Corporation
50,000	10.875%, 10/15/2025[a]	56,622
	Nexstar Escrow Corporation
60,000	5.625%, 7/15/2027[a]	62,850
	Sirius XM Radio, Inc.
50,000	5.000%, 8/1/2027[a]	51,572
	Sprint Corporation
125,000	7.625%, 2/15/2025	137,500
	T-Mobile USA, Inc.
60,000	4.500%, 2/1/2026	61,758
	VeriSign, Inc.
125,000	4.750%, 7/15/2027	130,938
	Viacom, Inc.
100,000	5.875%, 2/28/2057[b]	103,813
	Virgin Media Secured Finance plc
125,000	5.250%, 1/15/2026[a]	128,438

	Total	1,381,653

Consumer Cyclical (4.3%)
	Allison Transmission, Inc.
60,000	4.750%, 10/1/2027[a]	61,800
	Brookfield Property REIT, Inc.
50,000	5.750%, 5/15/2026[a]	52,250
	Brookfield Residential Properties, Inc.
50,000	6.250%, 9/15/2027[a]	50,250
	General Motors Financial Company, Inc.
12,000	6.500%, 9/30/2028[b,c]	12,060
	Hanesbrands, Inc.
125,000	4.875%, 5/15/2026[a]	132,063
	Hilton Worldwide Finance, LLC
50,000	4.875%, 4/1/2027	52,860
	Landry’s, Inc.
50,000	6.750%, 10/15/2024[a]	51,250
	Lennar Corporation
60,000	4.750%, 5/30/2025	64,050
	Live Nation Entertainment, Inc.
55,000	5.625%, 3/15/2026[a]	58,506
	Mattamy Group Corporation
50,000	6.500%, 10/1/2025[a]	52,500
	New Red Finance, Inc.
50,000	5.000%, 10/15/2025[a]	51,650
	Prime Security Services Borrower, LLC
60,000	5.750%, 4/15/2026[a]	62,478

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.2%)	Value
Consumer Cyclical (4.3%) - continued
	Scientific Games International, Inc.
$60,000	5.000%, 10/15/2025[a]	$61,908
	Six Flags Entertainment Corporation
60,000	4.875%, 7/31/2024[a]	62,100
	Viking Cruises, Ltd.
50,000	5.875%, 9/15/2027[a]	52,980

	Total	878,705

Consumer Non-Cyclical (5.4%)
	Albertson’s Companies, LLC
125,000	6.625%, 6/15/2024	130,937
	Alliance One International, Inc.
100,000	9.875%, 7/15/2021	69,000
	Anthem, Inc., Convertible
10,000	2.750%, 10/15/2042	33,451
	B&G Foods, Inc.
60,000	5.250%, 9/15/2027	61,356
	Cardtronics, Inc., Convertible
9,000	1.000%, 12/1/2020	8,772
	Centene Corporation
50,000	5.375%, 6/1/2026[a]	52,375
	Energizer Holdings, Inc.
125,000	6.375%, 7/15/2026[a,d]	133,892
	HCA, Inc.
55,000	5.375%, 2/1/2025	60,087
	JBS USA, LLC
125,000	6.500%, 4/15/2029[a]	138,750
	Simmons Foods, Inc.
155,000	5.750%, 11/1/2024[a]	151,125
	Spectrum Brands, Inc.
50,000	5.750%, 7/15/2025	52,175
	Tenet Healthcare Corporation
20,000	4.625%, 7/15/2024	20,555
40,000	5.125%, 11/1/2027[a]	41,334
	Valeant Pharmaceuticals International, Inc.
20,000	5.875%, 5/15/2023[a]	20,250
	VRX Escrow Corporation
125,000	6.125%, 4/15/2025[a]	129,688

	Total	1,103,747

Energy (4.8%)
	Antero Resources Corporation
60,000	5.125%, 12/1/2022	52,650
	Cheniere Corpus Christi Holdings, LLC
125,000	7.000%, 6/30/2024	143,594
	Diamondback Energy, Inc.
125,000	5.375%, 5/31/2025	130,445
	Enbridge, Inc.
87,000	6.250%, 3/1/2078[b]	92,210
	Energy Transfer Operating, LP
25,000	6.625%, 2/15/2028[b,c]	23,625
	Enterprise Products Operating, LLC
75,000	4.875%, 8/16/2077[b]	72,469
	Parsley Energy, LLC
60,000	5.625%, 10/15/2027[a]	61,950
	Plains All American Pipeline, LP
60,000	6.125%, 11/15/2022[b,c]	56,517
	Sunoco, LP
125,000	5.500%, 2/15/2026	130,459
	Tallgrass Energy Partners, LP
55,000	5.500%, 1/15/2028[a]	53,757
	TransCanada Trust
105,000	5.300%, 3/15/2077[b]	104,475

Principal Amount	Long-Term Fixed Income (51.2%)	Value
Energy (4.8%) - continued
	Transocean Guardian, Ltd.
$44,500	5.875%, 1/15/2024[a]	$44,722

	Total	966,873

Financials (12.8%)
	Ally Financial, Inc.
60,000	5.750%, 11/20/2025	67,201
	Ares Capital Corporation, Convertible
21,000	4.625%, 3/1/2024	22,087
	Australia and New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[a,b,c]	110,750
	BAC Capital Trust XIV
30,000	4.000%, (LIBOR 3M + 0.400%), 10/17/2019[b,c]	26,235
	Bank of America Corporation
190,000	6.250%, 9/5/2024[b,c]	206,720
	Barclays plc
25,000	7.750%, 9/15/2023[b,c]	26,017
	BB&T Corporation
37,000	4.800%, 9/1/2024[b,c]	37,000
	Blackstone Mortgage Trust, Inc., Convertible
5,000	4.375%, 5/5/2022	5,206
	BNP Paribas SA
100,000	7.625%, 3/30/2021[a,b,c]	105,375
	Citigroup, Inc.
60,000	5.000%, 9/12/2024[b,c]	60,732
30,000	5.950%, 5/15/2025[b,c]	31,763
	Credit Agricole SA
100,000	8.125%, 12/23/2025[a,b,c]	117,625
	Credit Suisse Group AG
45,000	7.500%, 12/11/2023[a,b,c]	49,725
	Euronet Worldwide, Inc., Convertible
8,000	0.750%, 3/15/2049[a]	9,365
	FTI Consulting, Inc., Convertible
18,000	2.000%, 8/15/2023	21,908
	Goldman Sachs Group, Inc.
50,000	5.500%, 8/10/2024[b,c]	52,500
	GS Finance Corporation, Convertible
92,000	0.500%, 6/23/2025[e]	94,318
	Hannon Armstrong Sustainable Infrastructure Capital, Convertible
4,000	4.125%, 9/1/2022	4,465
	Hartford Financial Services Group, Inc.
100,000	4.283%, (LIBOR 3M + 2.125%), 2/12/2047[a,b]	85,031
	HSBC Holdings plc
75,000	6.375%, 9/17/2024[b,c]	78,703
	Icahn Enterprises, LP
50,000	6.375%, 12/15/2025	52,576
	ING Groep NV
50,000	6.000%, 4/16/2020[b,c]	50,455
	iStar, Inc., Convertible
5,000	3.125%, 9/15/2022	5,295
	J.P. Morgan Chase & Company
100,000	5.150%, 5/1/2023[b,c]	102,875
60,000	5.000%, 8/1/2024[b,c]	61,650
	J.P. Morgan Chase Capital XXIII
100,000	3.158%, (LIBOR 3M + 1.000%), 5/15/2047[b]	79,000
	Lincoln National Corporation
100,000	4.481%, (LIBOR 3M + 2.358%), 5/17/2066[b]	81,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Principal Amount	Long-Term Fixed Income (51.2%)	Value
Financials (12.8%) - continued
	Lloyds Banking Group plc
$100,000	6.657%, 5/21/2037[a,b,c]	$106,750
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[a,b,c]	100,625
	MGIC Investment Corporation, Convertible
39,000	9.000%, 4/1/2063[a]	52,138
	MPT Operating Partnership, LP
50,000	4.625%, 8/1/2029	51,500
	Quicken Loans, Inc.
50,000	5.750%, 5/1/2025[a]	51,563
	Royal Bank of Scotland Group plc
100,000	8.625%, 8/15/2021[b,c]	107,085
	Societe Generale SA
100,000	8.000%, 9/29/2025[a,b,c]	112,625
	Standard Chartered plc
100,000	7.500%, 4/2/2022[a,b,c]	105,625
	State Street Capital Trust IV
100,000	3.119%, (LIBOR 3M + 1.000%), 6/15/2047[b]	76,741
	USB Realty Corporation
120,000	3.450%, (LIBOR 3M + 1.147%), 1/15/2022[a,b,c]	102,600
	Wachovia Capital Trust II
100,000	2.803%, (LIBOR 3M + 0.500%), 1/15/2027[b]	92,500

	Total	2,605,360

Technology (1.8%)
	Akamai Technologies, Inc., Convertible
10,000	0.125%, 5/1/2025	11,446
10,000	0.375%, 9/1/2027[a]	10,194
	Booking Holdings, Inc., Convertible
12,000	0.350%, 6/15/2020	17,936
	Cypress Semiconductor Corporation, Convertible
9,000	4.500%, 1/15/2022	15,693
	Diamond Sports Group, LLC
60,000	6.625%, 8/15/2027[a]	62,163
	Harland Clarke Holdings Corporation
55,000	8.375%, 8/15/2022[a]	45,100
	Intel Corporation, Convertible
14,000	3.250%, 8/1/2039	35,560
	j2 Global, Inc., Convertible
14,000	3.250%, 6/15/2029	19,850
	Microchip Technology, Inc., Convertible
14,000	1.625%, 2/15/2027	18,022
	NCR Corporation
40,000	6.125%, 9/1/2029[a]	42,162
	Nuance Communications, Inc., Convertible
48,000	1.250%, 4/1/2025	47,040
	Okta, Inc., Convertible
11,000	0.125%, 9/1/2025[a]	9,959
	ON Semiconductor Corporation, Convertible
20,000	1.625%, 10/15/2023	24,049
	Verint Systems, Inc., Convertible
11,000	1.500%, 6/1/2021	11,060

	Total	370,234

Principal Amount	Long-Term Fixed Income (51.2%)	Value
Transportation (0.8%)
	Hertz Corporation
$50,000	5.500%, 10/15/2024[a]	$50,075
	United Continental Holdings, Inc.
50,000	4.875%, 1/15/2025	52,605
	XPO Logistics, Inc.
50,000	6.750%, 8/15/2024[a]	54,125

	Total	156,805

U.S. Government & Agencies (5.2%)
	U.S. Treasury Bonds
1,000,000	2.375%, 5/15/2029	1,062,227

	Total	1,062,227

Utilities (1.9%)
	Duke Energy Corporation
45,000	4.875%, 9/16/2024[b,c]	46,035
	NextEra Energy Operating Partners, LP
60,000	3.875%, 10/15/2026[a]	60,000
	NiSource, Inc.
70,000	5.650%, 6/15/2023[b,c]	70,350
	TerraForm Power Operating, LLC
125,000	5.000%, 1/31/2028[a]	130,000
	TransCanada Trust
85,000	5.875%, 8/15/2076[b]	89,918

	Total	396,303

	Total Long-Term Fixed Income (cost $10,290,780)	10,421,768

Shares	Registered Investment Companies (34.4%)	Value
Unaffiliated (24.0%)
15,000	Aberdeen Asia-Pacific Income Fund, Inc.	62,850
6,225	AllianceBernstein Global High Income Fund, Inc.	74,638
11,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	135,642
6,882	BlackRock Core Bond Trust	99,452
10,835	BlackRock Corporate High Yield Fund, Inc.	116,474
11,411	BlackRock Credit Allocation Income Trust	155,418
17,052	BlackRock Enhanced Equity Dividend Trust	156,537
5,798	BlackRock Multi-Sector Income Trust	99,494
13,604	BlackRock Resources & Commodities Strategy Trust	101,758
25,170	BNY Mellon High Yield Strategies Fund	77,020
4,000	Brookfield Real Assets Income Fund, Inc.	90,360
5,991	Calamos Convertible Opportunities and Income Fund	62,366
2,790	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	71,368
7,870	Eaton Vance Limited Duration Income Fund	98,375
12,457	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	102,397
7,950	Invesco Dynamic Credit Opportunities Fund	87,529
22,442	Invesco Senior Income Trust	94,256

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Registered Investment Companies (34.4%)	Value
Unaffiliated (24.0%)- continued
27,150	iShares S&P U.S. Preferred Stock Index Fund	$1,018,939
6,925	MFS Intermediate Income Trust	26,453
5,960	Neuberger Berman MLP Income Fund, Inc.	42,912
11,500	Nuveen Credit Strategies Income Fund	86,020
3,500	Nuveen Global High Income Fund	54,460
3,693	Nuveen Preferred and Income Term Fund	91,328
6,318	PGIM Global High Yield Fund, Inc.	90,790
7,049	PGIM High Yield Bond Fund, Inc.	105,383
6,693	Royce Value Trust, Inc.	92,096
9,755	SPDR Bloomberg Barclays High Yield Bond ETF	1,060,759
7,950	Templeton Global Income Fund	48,813
5,666	Tortoise Midstream Energy Fund, Inc.	69,635
15,366	Voya Global Equity Dividend & Premium Opportunity Fund	92,196
4,150	Voya Infrastructure Industrials and Materials Fund	47,517
10,937	Wells Fargo Income Opportunities Fund	90,121
13,315	Western Asset High Income Fund II, Inc.	90,276
18,359	Western Asset High Income Opportunity Fund, Inc.	92,713

	Total	4,886,345

Affiliated (10.4%)
216,008	Thrivent Core Emerging Markets Debt Fund	2,119,040

	Total	2,119,040

	Total Registered Investment Companies (cost $7,136,672)	7,005,385

Shares	Common Stock (4.6%)	Value
Communications Services (0.1%)
607	Twitter, Inc.[f]	25,008

	Total	25,008

Consumer Discretionary (<0.1%)
2	Booking Holdings, Inc.[f]	3,925

	Total	3,925

Consumer Staples (0.1%)
372	Bunge, Ltd.	21,063

	Total	21,063

Energy (1.1%)
2,070	Enbridge, Inc.	72,616
3,300	Enterprise Products Partners, LP	94,314
2,765	Williams Companies, Inc.	66,526

	Total	233,456

Financials (1.6%)
4,400	AG Mortgage Investment Trust, Inc.	66,660
10,050	Annaly Capital Management, Inc.	88,440
439	Ares Capital Corporation	8,181
4,300	Granite Point Mortgage Trust, Inc.	80,582
5,500	Two Harbors Investment Corporation	72,215

	Total	316,078

Shares	Common Stock (4.6%)	Value
Health Care (0.2%)
253	Danaher Corporation	$36,541

	Total	36,541

Information Technology (0.6%)
1,179	Advanced Micro Devices, Inc.[f]	34,179
60	Lam Research Corporation	13,866
1,214	Micron Technology, Inc.[f]	52,020
87	Motorola Solutions, Inc.	14,826

	Total	114,891

Materials (0.1%)
2,049	Hexion Holdings Corporation[f]	23,051

	Total	23,051

Real Estate (0.8%)
5,500	AGNC Investment Corporation	88,495
652	MGIC Investment Corporation	8,202
4,450	New Residential Investment Corporation	69,776

	Total	166,473

	Total Common Stock (cost $946,213)	940,486

Shares	Preferred Stock (4.2%)	Value
Communications Services (0.2%)
28	Crown Castle International Corporation, Convertible, 6.875%	35,393

	Total	35,393

Consumer Staples (0.5%)
4,000	CHS, Inc., 6.750%[b,c]	105,280

	Total	105,280

Energy (0.7%)
10,535	Crestwood Equity Partners, LP, 9.250%[c]	97,291
525	Energy Transfer Operating, LP, 7.600%[b,c]	13,303
1,415	Nustar Logistics, LP, 9.037%[b]	36,634

	Total	147,228

Financials (2.2%)
1,500	Allstate Corporation, 5.100%[c]	39,390
9	Bank of America Corporation, Convertible, 7.250%[c]	13,493
1,800	Capital One Financial Corporation, 5.000%[c,f]	44,946
2,000	Citigroup Capital XIII, 8.953%[b]	54,860
2,085	Federal National Mortgage Association, 0.000%[c,d,f]	27,835
70	First Tennessee Bank NA, 3.750%[a,b,c]	51,100
1,300	GMAC Capital Trust I, 7.943%[b]	34,073
2,000	Morgan Stanley, 5.850%[b,c,d]	54,600
1,200	Regions Financial Corporation, 5.700%[b,c]	33,948
250	Synovus Financial Corporation, 5.875%[b,c]	6,670
49	Wells Fargo & Company, Convertible, 7.500%[c]	74,602

	Total	435,517

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Shares	Preferred Stock (4.2%)	Value
Health Care (0.1%)
18	Danaher Corporation, Convertible, 4.750%	$20,419

	Total	20,419

Real Estate (0.3%)
2,313	Colony Capital, Inc., 8.750%[c]	58,496

	Total	58,496

Utilities (0.2%)
876	Southern Company, Convertible, 6.750%[f]	46,875

	Total	46,875

	Total Preferred Stock (cost $814,034)	849,208

Shares	Collateral Held for Securities Loaned (1.1%)	Value
210,190	Thrivent Cash Management Trust	210,190

	Total Collateral Held for Securities Loaned (cost $210,190)	210,190

Shares or Principal Amount	Short-Term Investments (4.4%)	Value
	Federal Home Loan Bank Discount Notes
200,000	2.010%, 10/7/2019[g,h]	199,937
	Thrivent Core Short-Term Reserve Fund
70,119	2.230%	701,192

	Total Short-Term Investments (cost $901,125)	901,129

	Total Investments (cost $20,299,014) 99.9%	$20,328,166

	Other Assets and Liabilities, Net 0.1%	24,869

	Total Net Assets 100.0%	$20,353,035

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2019, the value of these investments was $4,515,841 or 22.2% of total net assets.

b

Denotes variable rate securities. The rate shown is as of September 30, 2019. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
d	All or a portion of the security is on loan.
e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f	Non-income producing security.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income Fund as of September 30, 2019:

Securities Lending Transactions
Common Stock	$77,235
Long-Term Fixed Income	126,395
Total lending	$203,630
Gross amount payable upon return of collateral for securities loaned	$210,190
Net amounts due to counterparty	$6,560

Definitions:
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:
12 MTA	-	12 Month Treasury Average
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2019, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Basic Materials	483,845	–	483,845	–
Capital Goods	780,344	–	780,344	–
Collateralized Mortgage Obligations	235,672	–	235,672	–
Communications Services	1,381,653	–	1,381,653	–
Consumer Cyclical	878,705	–	878,705	–
Consumer Non-Cyclical	1,103,747	–	1,103,747	–
Energy	966,873	–	966,873	–
Financials	2,605,360	–	2,511,042	94,318
Technology	370,234	–	370,234	–
Transportation	156,805	–	156,805	–
U.S. Government & Agencies	1,062,227	–	1,062,227	–
Utilities	396,303	–	396,303	–
Registered Investment Companies
Unaffiliated	4,886,345	4,886,345	–	–
Common Stock
Communications Services	25,008	25,008	–	–
Consumer Discretionary	3,925	3,925	–	–
Consumer Staples	21,063	21,063	–	–
Energy	233,456	233,456	–	–
Financials	316,078	316,078	–	–
Health Care	36,541	36,541	–	–
Information Technology	114,891	114,891	–	–
Materials	23,051	23,051	–	–
Real Estate	166,473	166,473	–	–
Preferred Stock
Communications Services	35,393	35,393	–	–
Consumer Staples	105,280	105,280	–	–
Energy	147,228	147,228	–	–
Financials	435,517	384,417	51,100	–
Health Care	20,419	20,419	–	–
Real Estate	58,496	58,496	–	–
Utilities	46,875	46,875	–	–
Short-Term Investments	199,937	–	199,937	–
Subtotal Investments in Securities	$17,297,744	$6,624,939	$10,578,487	$94,318

Other Investments *	Total
Affiliated Registered Investment Companies	2,119,040
Affiliated Short-Term Investments	701,192
Collateral Held for Securities Loaned	210,190
Subtotal Other Investments	$3,030,422

Total Investments at Value	$20,328,166

* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended September 30, 2019. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of September 30, 2019

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Fund	Value 12/31/2018	Gross Purchases	Gross Sales	Value 9/30/2019	Shares Held at 9/30/2019	% of Net Assets 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$1,904	$70	$–	$2,119	216	10.4%
Total Affiliated Registered Investment Companies	1,904			2,119		10.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	1,434	16,839	17,572	701	70	3.5
Total Affiliated Short-Term Investments	1,434			701		3.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	114	494	398	210	210	1.1
Total Collateral Held for Securities Loaned	114			210		1.1
Total Value	$3,452			$3,030

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 1/1/2019 - 9/30/2019
Affiliated Registered Investment Companies
Core Emerging Markets Debt	$–	$145	$–	$70
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.230%	–	–	–	33
Total Income from Affiliated Investments				$103
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	0
Total Affiliated Income from Securities Loaned, Net				$0
Total	$–	$145	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Funds’ investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds’ valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities: typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith pursuant to procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

32

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Derivative Financial Instruments — Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (“OTC”).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and

Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written

33

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the period ended September 30, 2019, Diversified Income Plus used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income and/or to manage the duration of the Fund.

Futures Contracts — Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the period ended September 30, 2019, Diversified Income Plus and Multidimensional Income used treasury futures to manage the duration and yield curve exposure of the respective Fund versus its benchmark.

During the period ended September 30, 2019, Diversified Income Plus used equity futures to manage exposure to the equities market.

During the period ended September 30, 2019, Diversified Income Plus used foreign exchange futures to hedge currency risk.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies, all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements — Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation

34

NOTES TO SCHEDULE OF INVESTMENTS

as of September 30, 2019

(unaudited)

margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (“CDX Indices”). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

35